Document and Entity Information	6 Months Ended
Jun. 24, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Tumi Holdings, Inc.
Entity Central Index Key	0001535031
Document Type	S-1
Document Period End Date	Jun 24, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 20,822	$ 32,735	$ 19,209
Accounts receivable, less allowance for doubtful accounts of approximately $492, $462 and $370 at June 24, 2012, December 31, 2011 and December 31, 2010, respectively	25,840	22,833	15,351
Other receivables	1,793	1,724	954
Inventories	71,428	60,456	51,869
Prepaid expenses and other current assets	3,835	3,056	2,240
Prepaid income taxes	5,693	0
Deferred offering costs	0	1,996	0
Deferred tax assets, current	2,218	2,218	2,820
Total current assets	131,629	125,018	92,443
Property, plant and equipment, net	39,718	36,500	31,305
Deferred tax assets, noncurrent	2,046	2,046	550
Joint venture investment	2,793	2,122	1,535
Goodwill	142,773	142,773	142,773
Intangible assets, net	131,082	131,219	131,492
Deferred financing costs, net of accumulated amortization of $2,676, $2,539 and $2,048 at June 24, 2012, December 31, 2011 and December 31, 2010, respectively	784	920	1,411
Other assets	4,840	5,743	7,481
Total assets	455,665	446,341	408,990
CURRENT LIABILITIES
Accounts payable	36,231	27,308	22,350
Accrued expenses	23,499	26,683	20,738
Current portion of long-term debt	0	12,000	12,000
Income taxes payable	0	4,324	5,089
Total current liabilities	59,730	70,315	60,177
Revolving credit facility	58,000	0
Long-term debt	0	52,000	64,000
Other long-term liabilities	6,684	6,257	5,375
Mandatorily redeemable preferred stock and preferred equity interests	0	251,429	228,572
Deferred tax liabilities	47,623	47,623	49,175
Total liabilities	172,037	427,624	407,299
STOCKHOLDERS' EQUITY
Common stock--$0.01 par value; 350,000,000 shares authorized, 68,144,473 issued and 67,866,667 shares outstanding as of June 24, 2012; 52,536,252 authorized and issued and issued; 52,536,224 shares outstanding as of December 31, 2011 and December 31, 2010	681	525	525
Shareholder loans		0	(247)
Preferred stock—$0.01 par value; 75,000,000 shares authorized and no shares issued or outstanding as of June 24, 2012; no shares authorized, issued or outstanding as of December 31, 2011	0	0
Additional paid-in capital	308,667	48,968	48,968
Treasury stock, at cost	(4,874)	(174)	(174)
Accumulated deficit	(20,235)	(29,617)	(46,209)
Accumulated other comprehensive loss	(611)	(985)	(1,172)
Total stockholders' equity	283,628	18,717	1,691
Total liabilities and stockholders' equity	$ 455,665	$ 446,341	$ 408,990

Condensed Consolidated Balance Sheets (Parenthetical) (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 24, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 492	$ 462	$ 370
Deferred financing costs, accumulated amortization	$ 2,676	$ 2,539	$ 2,048
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	350,000,000	52,536,252	52,536,252
Common stock, shares issued	68,144,473	52,536,252	52,536,252
Common stock, shares outstanding	67,866,667	52,536,224	52,536,224
Preferred stock, par value	$ 0.01
Preferred stock, shares authorized	75,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0

Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Net sales	$ 95,823	$ 78,676	$ 175,844	$ 144,593	$ 329,968	$ 252,803	$ 196,576
Cost of sales	41,130	35,114	75,746	63,893	140,954	106,533	85,963
Gross margin	54,693	43,562	100,098	80,700	189,014	146,270	110,613
OPERATING EXPENSES
Selling	6,092	4,985	11,080	9,306	21,957	16,865	14,109
Marketing	3,574	2,749	6,314	5,723	13,377	7,779	5,793
Retail operations	19,187	16,006	36,336	30,460	67,465	57,526	54,685
General and administrative	13,806	6,238	21,058	12,244	25,782	23,474	19,921
Total operating expenses	42,659	29,978	74,788	57,733	128,581	105,644	94,508
Operating income	12,034	13,584	25,310	22,967	60,433	40,626	16,105
OTHER (EXPENSES) INCOME
Interest expense	(350)	(735)	(867)	(1,516)	(2,423)	(4,753)	(9,653)
Dividend expense on mandatorily redeemable preferred stock and preferred equity interests	(1,606)	(5,715)	(7,892)	(11,429)	(22,857)	(20,779)	(18,890)
Earnings (losses) from joint venture investment	407	255	671	282	587	529	(528)
Foreign exchange (losses) gains	(684)	(155)	(695)	211	(61)	(975)	258
Other non-operating income (expenses)					267	(167)	(342)
Other non-operating income (expenses)	55	85	227	99
Total other expenses	(2,178)	(6,265)	(8,556)	(12,353)	(24,487)	(26,145)	(29,155)
Income before income taxes	9,856	7,319	16,754	10,614	35,946	14,481	(13,050)
Provision for income taxes	3,371	5,019	7,372	8,397	19,354	14,377	2,978
Net income	$ 6,485	$ 2,300	$ 9,382	$ 2,217	$ 16,592	$ 104	$ (16,028)
Weighted average common shares outstanding:
Basic	63,838,736	52,536,224	58,380,136	52,536,224
Diluted	63,838,825	52,536,224	58,380,182	52,536,224
Basic and diluted					52,536,224	52,536,224	33,256,365
Basic earnings per common share	$ 0.1	$ 0.04	$ 0.16	$ 0.04
Diluted earnings per common share	$ 0.1	$ 0.04	$ 0.16	$ 0.04
Basic and diluted earnings (loss) per common share					$ 0.32	$ 0	$ (0.48)

Condensed Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Other Comprehensive Income [Abstract]
Net income	$ 6,485	$ 2,300	$ 9,382	$ 2,217	$ 16,592	$ 104	$ (16,028)
OTHER COMPREHENSIVE INCOME
Unrealized gains on interest rate swaps, net of tax					0	0	2,360
Reclassification adjustment for realized losses on interest rate swaps					0	771	0
Foreign currency translation adjustment, net of tax	(171)	(16)	374	865	187	(290)	490
Comprehensive income	$ 6,314	$ 2,284	$ 9,756	$ 3,082	$ 16,779	$ 585	$ (13,178)

Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Parent [Member]	Common Stock [Member]	Shareholder Loans [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning Balance at Dec. 31, 2008		$ 4,531	$ 0	$ 0	$ 39,493	$ (174)	$ (30,285)	$ (4,503)
Beginning Balance, shares at Dec. 31, 2008			20,219
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		10,000	525		9,475
Issuance of common stock, shares			52,516,033
Net income	(16,028)	(16,028)					(16,028)
Shareholder loans		(254)		(254)
Unrealized gain on interest rate swaps	2,360	2,360						2,360
Reclassification adjustment for realized losses on interest rate swaps	0
Foreign currency translation adjustment	490	490						490
Ending Balance at Dec. 31, 2009		1,099	525	(254)	48,968	(174)	(46,313)	(1,653)
Ending Balance, shares at Dec. 31, 2009			52,536,252
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	104	104					104
Shareholder loans		7		7
Unrealized gain on interest rate swaps	0
Reclassification adjustment for realized losses on interest rate swaps	771	771						771
Foreign currency translation adjustment	(290)	(290)						(290)
Ending Balance at Dec. 31, 2010		1,691	525	(247)	48,968	(174)	(46,209)	(1,172)
Ending Balance, shares at Dec. 31, 2010	52,536,224		52,536,252
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	16,592	16,592					16,592
Shareholder loans		247		247
Unrealized gain on interest rate swaps	0
Reclassification adjustment for realized losses on interest rate swaps	0
Foreign currency translation adjustment	187	187						187
Ending Balance at Dec. 31, 2011		18,717	525	0	48,968	(174)	(29,617)	(985)
Ending Balance, shares at Dec. 31, 2011	52,536,224		52,536,252
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	264,091		156		263,935
Issuance of common stock, shares			15,608,221
Net income	9,382						9,382
Foreign currency translation adjustment	$ 374
Ending Balance, shares at Jun. 24, 2012	67,866,667

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 9,382	$ 2,217	$ 16,592	$ 104	$ (16,028)
Adjustments to reconcile net income to net cash provided by operating activities
Deferred income tax benefit			(1,815)	0	(1,133)
Depreciation and amortization	5,296	4,984	10,089	9,788	10,001
Stock compensation expense	12	0
Amortization of deferred financing costs	136	417	491	691	642
Allowance for doubtful accounts	30	9	92	45	(281)
Joint venture (earnings) loss	(671)	(282)	(587)	(529)	528
Loss on disposal of fixed assets	389	0	10	167	600
Dividend expense on mandatorily redeemable preferred stock and preferred equity interests	7,892	11,429	22,857	20,779	18,890
Other non-cash charges	946	(477)	(141)	1,435	0
Changes in operating assets and liabilities
Accounts receivable	(3,184)	(1,662)	(7,713)	(3,050)	(954)
Other receivables	(96)	139	(754)	179	1,392
Inventories	(11,155)	1,049	(8,662)	(18,867)	10,546
Prepaid expenses and other current assets	(786)	(737)	(847)	(462)	2,236
Other assets	801	1,226	1,687	631	1,218
Prepaid income taxes	(5,693)	0
Accounts payable	6,205	(1,583)	4,498	4,786	(5,135)
Accrued expenses	(1,993)	(2,558)	4,101	3,154	(1,442)
Income taxes payable	(4,324)	(3,617)	(765)	1,307	125
Other liabilities	434	180	883	20	189
Total adjustments	(5,761)	8,517	23,424	20,074	37,422
Net cash provided by operating activities	3,621	10,734	40,016	20,178	21,394
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(8,284)	(4,951)	(14,542)	(6,416)	(3,541)
Net cash used in investing activities	(8,284)	(4,951)	(14,542)	(6,416)	(3,541)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on revolving credit facility	(2,000)	0	0	(9,000)	0
Payments of long-term debt	(4,000)	(3,000)	(12,000)	(12,000)	(17,000)
Proceeds from issuance of common stock			0	0	10,000
Proceeds from issuance of common stock, net of underwriters’ discounts and commissions	264,091	0
Issuance of shareholder loans for sale of common stock			0	0	(254)
Payments received on stockholder loans	0	76	247	7	0
Payments for deferred financing costs			0	(606)	(909)
Payments for repurchase of preferred shares and preferred equity interests	(259,321)	0
Repurchase of common stock	(4,700)	0
Payments for offering costs	(1,260)	0	(138)	0	0
Net cash used in financing activities	(7,190)	(2,924)	(11,891)	(21,599)	(8,163)
Effect of exchange rate changes on cash	(60)	177	(57)	(215)	194
Net increase (decrease) in cash and cash equivalents	(11,913)	3,036	13,526	(8,052)	9,884
Cash and cash equivalents at beginning of period	32,735	19,209	19,209	27,261	17,377
Cash and cash equivalents at end of period	20,822	22,245	32,735	19,209	27,261
Supplemental disclosures of cash flow information:
Noncash investing activity--property, plant and equipment obligations	3,794	1,406	2,170	2,525	1,807
Noncash financing activity--offering costs obligations	2,850	0	1,858	0	0
Cash paid for interest			1,738	3,798	8,870
Cash paid for income taxes			$ 21,980	$ 13,462	$ 4,158

Basis of Presentation and Organization	6 Months Ended
Jun. 24, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION AND ORGANIZATION
BASIS OF PRESENTATION AND ORGANIZATION
Nature of Operations
Tumi Holdings, Inc. (together with its subsidiaries, the “Company”) is a leading designer, producer and marketer of a comprehensive line of travel and business products and accessories in multiple categories. Prior to the Company’s initial public offering (the “IPO”) in April 2012, the Company also included its controlled affiliate, Tumi II, LLC (the “LLC”). In connection with the IPO, the LLC was merged with and into Tumi Holdings, Inc., with Tumi Holdings, Inc. continuing as the surviving corporation. The Company’s product offerings include travel bags, business cases, totes, handbags, business and travel accessories and small leather goods. The Company designs its products for, and markets its products to, sophisticated professionals, frequent travelers and brand-conscious individuals who enjoy the premium status and durability of Tumi products. The Company sells its products through a network of company-owned retail stores and outlet stores, partner stores, concessions, shop-in-shops, specialty luggage shops, high-end department stores and e-commerce distribution channels. The Company has approximately 1,600 points of distribution in over 70 countries, and its global distribution network is enhanced by the use of its three logistics facilities located in the United States, Europe and Asia. The Company designs its products in its U.S. design studios and selectively collaborates with well-known, international industrial and fashion designers for limited edition product lines. Production is sourced globally through a network of suppliers based in Asia, many of which are longtime suppliers, and the Caribbean.
Initial Public Offering
In April 2012, the Company completed its IPO of 15,608,221 shares of common stock sold by the Company and 5,988,624 shares of common stock sold by the selling stockholders (inclusive of 2,816,980 shares of common stock from the full exercise of the overallotment option of shares granted to the underwriters). The initial public offering price of the shares sold in the IPO was $18.00 per share. The Company did not receive any proceeds from the sale of shares by the selling stockholders. The total proceeds to the Company, net of underwriters’ discounts and commissions, were approximately $264.1 million. The Company used the net proceeds received from the IPO to repurchase all of its preferred stock and preferred equity interests and 277,778 shares of its common stock owned by funds managed by, or entities affiliated with, Doughty Hanson & Co. Managers Limited (collectively, “Doughty Hanson”), the Company’s majority stockholder. The IPO costs incurred were charged against the net proceeds of the IPO and recorded in stockholders’ equity during the second quarter of 2012.
In connection with the IPO, the Company also:

•	effected a 101.200929-for-1 common stock split effective April 4, 2012 and a subsequent 1.037857-for-1 common stock split effective April 19, 2012;

•	merged the LLC with and into Tumi Holdings, Inc., with Tumi Holdings, Inc. continuing as the surviving corporation, and cancelled all common interests in the LLC;

•	increased its authorized shares of common stock to 350,000,000 and authorized 75,000,000 shares of preferred stock;

•	entered into an amended and restated credit facility effective April 4, 2012;

•	paid a special cash bonus of $5,511,693 to its CEO, which was expensed by the Company in the second quarter of 2012; and

•	adopted its 2012 Long-Term Incentive Plan (the “2012 Plan”).
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”) and applicable rules and regulations of the SEC regarding interim financial reporting. Certain information and note disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted pursuant to such rules and regulations. Therefore, these condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included in the Company’s prospectus filed with the SEC pursuant to Rule 424(b) (the “Prospectus”) under the Securities Act of 1933 (the “Securities Act”) on April 20, 2012.
The condensed consolidated balance sheet as of December 31, 2011 included herein was derived from the audited financial statements as of that date, but does not include all disclosures including notes required by US GAAP.
In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments necessary to present fairly the financial position, results of operations, and cash flows for the interim periods, but are not necessarily indicative of the results of operations for the full year 2012 or any future period.
Reporting Periods
The Company’s unaudited interim condensed consolidated financial statement reporting periods are based on the first month of each fiscal quarter including five Sundays and the second and third months of each fiscal quarter including four Sundays, except for the fourth quarter which always ends on December 31. Accordingly, the three-month reporting periods for the unaudited interim condensed consolidated financial statements included herein commenced on March 26, 2012 and March 28, 2011 and ended on June 24, 2012 and June 26, 2011, respectively. The six-month reporting periods for the unaudited interim condensed consolidated financial statements included herein commenced on January 1, 2012 and 2011 and ended on June 24, 2012 and June 26, 2011, respectively.
Estimates
The preparation of the Company’s condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include valuation of goodwill and intangibles, allowance for doubtful accounts, adjustments for slow moving and obsolete inventory, accrued warranties, realization of deferred tax assets and useful lives of assets. Actual results could differ materially from those estimates.
Cash and Cash Equivalents
As of June 24, 2012, the total balances in U.S. bank accounts over the Federal Deposit Insurance Company limit then in effect was approximately $5,015,000. The total balance in international bank accounts at June 24, 2012 was approximately $4,423,000.
Stock Compensation
Stock compensation represents the cost related to stock options granted to employees under the 2012 Plan. The Company measures stock compensation cost at the grant date based on the estimated fair value of the award and recognizes the cost on a straight-line basis (net of estimated forfeitures) over the vesting period. The Company estimates the fair value of stock options using the Black-Scholes valuation model. All stock compensation costs are recorded in cost of sales or the various operating expense lines in the condensed consolidated statements of operations based on the employee’s respective function. See Note 16 for further details regarding the Company’s stock option activity.
Fair Value Measurements
The Company applies the Financial Accounting Standards Board’s (the “FASB”) guidance for “Fair Value Measurements.” Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.
In determining fair value, the Company uses various valuation approaches. The hierarchy of those valuation approaches is broken down into three levels based on the reliability of inputs as follows:

Level 1—
Inputs that are quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The valuation under this approach does not entail a significant degree of judgment.

Level 2—
Inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates and yield curves observable at commonly quoted intervals or current market) and contractual prices for the underlying financial instrument, as well as other relevant economic measures.

Level 3—
Inputs that are unobservable for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The Company’s non-financial assets measured at fair value on a non-recurring basis include goodwill, intangible assets and property, plant and equipment. To measure fair value for such assets, the Company uses techniques including discounted expected future cash flows (“DCF”) (Level 3 input). A DCF analysis calculates the fair value by estimating the after-tax cash flows attributable to a reporting unit or asset and then discounting the after-tax cash flows to a present value using a risk-adjusted discount rate. Assumptions used in the DCF analysis require the exercise of significant judgment, including judgment about appropriate discount rates and terminal values, growth rates and the amount and timing of expected future cash flows.
The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and the Company’s variable interest rate credit facility (See Note 9, Credit Facility) were reasonable estimates of their fair value as of June 24, 2012. If measured at fair value in the financial statements, the Company’s variable interest rate current credit facility would be classified as Level 2 in the fair value hierarchy.

Recently Issued Accounting Pronouncements	6 Months Ended
Jun. 24, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
In May 2011, the FASB issued guidance clarifying how to measure and disclose fair value. This guidance amends the application of the “highest and best use” concept to be used only in the measurement of fair value of nonfinancial assets, clarifies that the measurement of the fair value of equity-classified financial instruments should be performed from the perspective of a market participant who holds the instrument as an asset, clarifies that an entity that manages a group of financial assets and liabilities on the basis of its net risk exposure can measure those financial instruments on the basis of its net exposure to those risks, and clarifies when premiums and discounts should be taken into account when measuring fair value. The fair value disclosure requirements were also amended. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The adoption of the amended guidance will not have a significant effect on our consolidated financial statements.
In June 2011, the FASB issued new guidance on the presentation of comprehensive income. Specifically, the new guidance allows an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate but consecutive statements. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in stockholders’ equity. Although the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The new guidance was adopted in 2011 and did not have a material impact on our consolidated financial position, results of operations or cash flows.
In September 2011, the FASB issued guidance that simplified how entities test for goodwill impairment. This guidance permits entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a two-step goodwill impairment test. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, and early adoption is permitted. This guidance is not expected to have a material effect on the Company’s financial condition or results of operations.
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
In May 2011, the FASB issued guidance clarifying how to measure and disclose fair value. This guidance amends the application of the “highest and best use” concept to be used only in the measurement of fair value of nonfinancial assets, clarifies that the measurement of the fair value of equity-classified financial instruments should be performed from the perspective of a market participant who holds the instrument as an asset, clarifies that an entity that manages a group of financial assets and liabilities on the basis of its net risk exposure can measure those financial instruments on the basis of its net exposure to those risks, and clarifies when premiums and discounts should be taken into account when measuring fair value. The fair value disclosure requirements were also amended. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The Company adopted the amended guidance effective January 1, 2012 and it did not have a material effect on its condensed consolidated financial statements.
In September 2011, the FASB issued guidance that simplified how entities test for goodwill impairment. This guidance permits entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a two-step goodwill impairment test. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, and early adoption is permitted. The Company adopted the amended guidance effective January 1, 2012 and it did not have a material effect on its condensed consolidated financial statements.
In July 2012, the FASB issued new accounting guidance on indefinite-lived intangible assets. The new guidance provides an entity the option to first assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount and recognize an impairment loss, if any, to the extent the carrying value exceeds the fair value.  The guidance is effective for the Company for annual and, if any, interim impairment tests in its fiscal year ending December, 31, 2013, with early adoption permitted.  The Company believes that the adoption of this guidance will not have a material impact on its consolidated financial statements.

Summary of Significant Accounting Policies	6 Months Ended
Jun. 24, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization and Business
Tumi Holdings, Inc. (formerly named Tumi I, Inc.), its subsidiaries, and its controlled affiliate, Tumi II, LLC (the “Company”), is a leading designer, producer and marketer of premium luggage, business cases and accessories. The Company’s product offerings include travel bags, business cases, totes, handbags, business and travel accessories and small leather goods. In the United States, merchandise is distributed through specialty luggage stores and upscale department stores as well as a growing number of the Company’s own retail stores. Internationally, the Company sells its products through its branch office in Germany and through distributors in the United Kingdom, France, Japan, Singapore and Korea. The Company also operates its own retail stores in France, Italy, Spain, UK, Germany and the Netherlands.
Principles of Consolidation
The consolidated financial statements of the Company include the accounts of Tumi Holdings, Inc., its subsidiaries and controlled affiliate. Intercompany accounts and transactions have been eliminated in consolidation.
The Company uses the equity method of accounting for its joint venture investment, which is 50% owned, as the Company has the ability to exercise significant influence over the operating and financial policies of the joint venture but does not control the joint venture. The Company’s share of the earnings or losses of the joint venture is included in the Consolidated Statements of Operations as “Earnings (losses) from joint venture investment.”
Segment Reporting
The Company became subject to and adopted the provisions of the Financial Accounting Standards Board’s (the “FASB”) guidance for segment reporting in 2011. Segment information has been provided on the basis of the Company’s 4 reportable segments for all periods presented (see Note 15, Segment Information). The Company has four reportable segments and four reporting units: (i) Direct-to-Consumer North America; (ii) Indirect-to-Consumer North America; (iii) Direct-to-Consumer International; and (iv) Indirect-to-Consumer International.
Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include valuation of goodwill and intangibles, allowance for doubtful accounts, adjustments for slow moving and obsolete inventory, accrued warranties, realization of deferred tax assets and useful lives of assets. Actual results could differ materially from those estimates.
Revenue Recognition
Revenue is generated from the sale of the Company’s products and is classified as “Net Sales” in the Company’s Consolidated Statements of Operations. The Company recognizes revenue in its Direct-to-Consumer segment when inventory is received by the customer and the related title passes. In the Company’s Indirect-to-Consumer segment, revenue is recognized when inventory is received by wholesale customers and the related title passes. Provisions for discounts, rebates to customers and returns are recorded as a reduction of revenue in the same period as the related sales. Revenue associated with gift cards is recognized upon redemption. Revenue from gift cards and the amount of revenue recognized for gift cards not redeemed (“breakage”) is immaterial to these consolidated financial statements. Amounts billed to customers for delivery costs are classified as a component of net sales and the related delivery costs are classified as a component of cost of sales. Sales and value added tax collected from customers and remitted to governmental authorities are accounted for on a net basis and are excluded from net sales in the Consolidated Statements of Operations.
Cash and Cash Equivalents
The Company’s cash and cash equivalents are defined as cash and short-term highly liquid investments with an original maturity of three months or less from the date of purchase. The Company’s cash and cash equivalents consist of cash in banks as of December 31, 2011 and 2010.
Effective December 31, 2010 and through December 31, 2012, all funds in a “noninterest-bearing transaction account” are insured in full at all institutions covered by the Federal Deposit Insurance Corporation (“FDIC”). The term “noninterest-bearing transaction account” includes a traditional checking account or demand deposit account on which the insured depository institution pays no interest.
All other accounts held at institutions covered by the FDIC are covered up to a maximum of $250,000. The total excess of the bank account balances over the FDIC limit effective at each period end was approximately $5,032,000 and $408,000 at December 31, 2011 and 2010, respectively. The total balance in international bank accounts was approximately $2,571,000 and $4,348,000 at December 31, 2011 and 2010, respectively.
Accounts Receivable and Allowance for Doubtful Accounts
Credit is extended to customers based on evaluation of a customer’s financial condition. Generally, collateral is not required. Accounts receivable are due within 30 days to 90 days and are stated at amounts due from customers net of an allowance for doubtful accounts. Accounts receivable outstanding longer than the contractual payment terms are considered past due.
The Company determines its allowance for doubtful accounts by considering a number of factors, including the length of time trade receivables are past due, the Company’s previous loss history, the customer’s current ability to pay its obligation and the condition of the general economy and the industry as a whole. The Company writes off accounts receivable when they become uncollectible, and payments subsequently received on such receivables are credited to the allowance for doubtful accounts.
The following table summarizes the activity in our allowance for doubtful accounts for the years ended December 31, 2011, 2010 and 2009.

	For the Years Ended December 31,
	2011	2010	2009
		(In thousands)
Balance, beginning of year	$(370)	$(325)	$(606)
Provision charged to expense	(107)	(103)	(27)
Amounts written off	20	73	317
Recoveries of bad debt	(5)	(15)	(9)
Balance, end of year	$(462)	$(370)	$(325)

Inventories
Inventories consist primarily of finished goods and are valued at the lower of cost or market. Cost is determined using the first-in, first-out method. Inventory includes material, labor, overhead, freight, and duty and is adjusted for slow moving and obsolete inventory.
Property, Plant and Equipment
Property, plant and equipment are recorded at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the lesser of their estimated useful lives or the terms of the respective leases. Repairs and maintenance costs are expensed as incurred; major renewals or betterments are capitalized.
Long-Lived Assets
The Company reviews long-lived assets, such as property, plant and equipment and certain identifiable intangibles with finite lives, for possible impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Some factors the Company considers important which could trigger an impairment review include: (i) significant underperformance compared to expected historical or projected future operating results; (ii) significant changes in the Company’s use of the acquired assets or the strategy for its overall business; and (iii) significant negative industry or economic trends. No impairment was recognized during the years ended December 31, 2011, 2010 and 2009.
Deferred Financing Costs
The net balance of the costs incurred for obtaining debt financing was $920,000 and $1,411,000 as of December 31, 2011 and 2010, respectively. The Company amortizes deferred financing costs to interest expense over the lives of the related financing agreements. During the years ended December 31, 2011, 2010 and 2009, respectively, $491,000, $691,000 and $642,000 was amortized to interest expense.
Deferred Offering Costs
In 2011, the Company commenced the process for an initial public offering of the shares of its common stock. The specific incremental costs directly attributable to the proposed offering have been deferred and recorded as “Deferred offering costs” in the Consolidated Balance Sheets. If the offering is consummated, the deferred offering costs will be charged against the proceeds of the offering which will be recorded in stockholders’ equity. If the offering is terminated, the deferred offering costs will be written off to the Company’s Statements of Operations in the period of termination.
Goodwill and Intangible Assets
Goodwill represents the excess of the purchase price over the fair value of net assets acquired, including intangible assets.
The Company’s goodwill is not deductible for tax purposes.
Intangible assets consist primarily of brand/trade name, lease value and customer relationships. The Company accounts for its intangible assets in accordance with the FASB’s guidance for “Intangibles—Goodwill and Other.” Amortization of customer relationships and lease value is calculated using the straight-line method over the estimated useful lives of the assets.
Brand/trade name, which has an indefinite useful life, and goodwill were recorded in connection with an acquisition in 2004. In accordance with the provisions of the FASB’s guidance, they are not amortized. The FASB’s guidance requires these assets to be tested for impairment annually and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The Company’s annual impairment testing date is the first day of the Company’s fourth quarter. No impairment was recognized in the years ended December 31, 2011, 2010 and 2009.
Derivatives
The Company applies the FASB’s guidance for “Derivatives and Hedging”, which requires the Company to recognize all derivatives as either assets or liabilities, measure those instruments at fair value, and recognize the changes in fair value of the derivative in net income or other comprehensive income, as appropriate. The Company’s only derivative instruments consisted of interest rate swaps which expired in March 2010 (see Note 17, Interest Rate Swap Instruments).
Fair Value Measurements
The Company applies the FASB’s guidance for “Fair Value Measurements.” Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.
In determining fair value, the Company uses various valuation approaches. The hierarchy of those valuation approaches is broken down into three levels based on the reliability of inputs as follows:

Level 1—
Inputs that are quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The valuation under this approach does not entail a significant degree of judgment.

Level 2—
Inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include: quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates and yield curves observable at commonly quoted intervals or current market) and contractual prices for the underlying financial instrument, as well as other relevant economic measures.

Level 3—
Inputs that are unobservable for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The Company’s financial instruments measured at fair value on a recurring basis were its interest rate swap agreements which expired in March, 2010. The interest rate swap agreements, which are derivative instruments, were entered into with a counterparty, and the fair value was estimated using standard valuation models using market-based observable inputs, including spot rates plus or minus forward points (Level 2). See Note 17, Interest Rate Swap Instruments.
The Company’s non-financial assets measured at fair value on a non-recurring basis include goodwill, intangible assets and property, plant and equipment. To measure fair value for such assets, the Company uses techniques including discounted expected future cash flows (“DCF”) (Level 3 input). A discounted cash flow analysis calculates the fair value by estimating the after-tax cash flows attributable to a reporting unit or asset and then discounting the after-tax cash flows to a present value using a risk-adjusted discount rate. Assumptions used in the DCF require the exercise of significant judgment, including judgment about appropriate discount rates and terminal values, growth rates and the amount and timing of expected future cash flows.
The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, the Company’s variable interest rate current credit facility (See Note 8, Credit Facilities) and mandatorily redeemable preferred stock and preferred equity interests were reasonable estimates of their fair value as of December 31, 2011 and 2010.
Income Taxes
The Company utilizes the asset and liability method of accounting for income taxes, under which deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized.
The Company applies the FASB’s provisions for uncertain tax positions. The Company utilizes the two step process to determine the amount of recognized tax benefit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company recognizes interest and penalties associated with uncertain tax positions as a component of income tax expense.
Foreign Currency Translation
The financial statements of the Company’s branch offices and subsidiaries in Europe are measured using a currency other than the U.S. dollar.
Assets and liabilities recorded in functional currencies other than U.S. dollars are translated into U.S. dollars at the year-end rate of exchange. Revenues and expenses are translated at the average exchange rates for the year. The resulting translation adjustments are charged or credited to other comprehensive income.
Unrealized and realized foreign currency transaction gains and losses on transactions denominated in currencies other than the functional currency, such as those resulting from the settlement of receivables and payables denominated in foreign currency are included in the earnings of the current period in “Foreign Exchange Gains (Losses).”
Gains and losses on intercompany foreign currency transactions that are of a long-term investment nature (that is settlement is not planned or anticipated in the foreseeable future) are recorded in other comprehensive income. Gains and losses on intercompany foreign currency transactions for which settlement is anticipated are included in the determination of net income.
Advertising Costs
The Company expenses advertising costs as incurred. Total advertising expenses included in marketing expenses in the accompanying Consolidated Statements of Operations were approximately $6,127,000, $2,445,000 and $1,950,000 for the years ended December 31, 2011, 2010 and 2009, respectively.
Cooperative Advertising Costs
The Company accounts for certain advertising costs in accordance with the FASB’s guidance for “Customer Payments and Incentives.” This standard provides guidance with respect to the statement of operations classification of and the accounting for recognition and measurement of consideration given by a vendor to a customer, which includes sales incentive offers labeled as discounts, coupons, rebates and free products or services as well as arrangements labeled as slotting fees, cooperative advertising and buy downs. As per the FASB’s guidance, the Company is recognizing cooperative advertising costs in marketing expenses and sales incentives related to “free product” as an expense in cost of sales. The Company recognized cooperative advertising expense of approximately $2,078,000, $1,177,000 and $940,000 as a marketing expense in the accompanying Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009, respectively.
Store Preopening Expenses
Costs incurred prior to the opening of a new store are expensed as incurred.
Warranties
The Company provides its customers with a product warranty subsequent to the sale of its products. The Company recognizes estimated cost associated with the limited warranty at the time of sale of its products. The warranty reserve is based on historical experience.
Treasury Stock
The Company periodically repurchases treasury stock. These treasury stock transactions are recorded using the cost method.
Dividend Expense on Mandatorily Redeemable Preferred Stock and Preferred Equity Interests
Dividends accrued on the Company’s mandatorily redeemable preferred stock and preferred equity interests (see Note 12, Mandatorily Redeemable Preferred Stock and Preferred Equity Interests), which are classified as long-term liabilities, are presented in other (expenses) income in our Consolidated Statements of Operations.
Earnings per Common Share
Basic earnings per common share is computed by dividing income available to common shareholders by the weighted-average common shares outstanding for the period. Diluted earnings per common share is computed on the basis of the weighted-average number of common shares outstanding plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Basic and diluted earnings per common share are the same for all periods presented, as the Company had no dilutive potential common shares outstanding.
Reclassification
Certain prior period amounts have been reclassified to conform to the current year presentation.

Stockholders' Equity	6 Months Ended
Jun. 24, 2012
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
STOCKHOLDERS’ EQUITY
As of December 31, 2011 and 2010, there were 52,536,252 shares of common stock authorized (as adjusted for the reverse stock split described below and the stock splits as described in Note 19, Subsequent Events), with a par value of $0.01, of which 52,536,224 shares, net of treasury stock, were outstanding at December 31, 2011 and 2010. The common stock represents 100% of the ownership and voting control of Tumi Holdings, Inc. and does not accrue dividends.
Stock Issuance and Subsequent Splits
On May 14, 2009 the Company issued 1,000,000,000 shares of stock at $.01 per share. These shares were offered for sale to existing common shareholders. The proceeds, $10,000,000, from the sale of stock were used by the Company to pay down $5,000,000 in long term debt under the RBS Agreement. The remaining $5,000,000 was retained by the Company for general corporate purposes.
In March of 2010, the Company effected a 2,000-to-1 reverse stock split to reduce the number of common shares outstanding.
When adjusted for the impact of the 2,000-to-1 reverse stock split and the stock splits as described in Note 19, Subsequent Events, there are 28 shares in treasury at a cost of $174,000 as of December 31, 2011 and 2010.
Shareholder Loans
Shareholder loans arose from the sale of stock to employees in May 2009, all of which were repaid in full by December 31, 2011. In accordance with the FASB’s guidance, shareholder loans are classified in Stockholders’ Equity.
STOCKHOLDERS’ EQUITY
Activity for the six months ended June 24, 2012 in the accounts of Stockholders’ Equity is summarized below:

	Common Stock
	Shares	Par Value	Additional Paid- in Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
	(In thousands, except share data)
Balance as of January 1, 2012	52,536,252	$525	$48,968	$(174)	$(29,617)	$(985)	$18,717
Net income	—	—	—	—	9,382	—	9,382
Issuance of common stock, net of underwriters’ discounts and commissions	15,608,221	156	263,935	—	—	—	264,091
Offering costs—other	—	—	(4,248)	—	—	—	(4,248)
Stock compensation		—	12	—	—	—	12
Repurchase of common stock	—	—	—	(4,700)	—	—	(4,700)
Foreign currency translation adjustment, net of tax	—	—	—	—	—	374	374
Balance as of June 24, 2012	68,144,473	$681	$308,667	$(4,874)	$(20,235)	$(611)	$283,628

As of June 24, 2012, the Company held 277,806 shares of common stock in treasury.
The balance in accumulated other comprehensive income (loss) consists only of foreign currency translation adjustments.
Stock Splits
In connection with the IPO, the Company’s Board of Directors approved a 101.200929-for-1 common stock split and a subsequent 1.037857-for-1 common stock split, which were effective April 4, 2012 and April 19, 2012, respectively.
All common share and per share amounts in the condensed consolidated financial statements have been adjusted retrospectively for all periods presented to reflect the 101.200929-for-1 and 1.037857-for-1 common stock splits. As no change was made to the par value of the common shares, the Company retrospectively reclassified a total of $520,000 from additional paid-in capital to common stock as of December 31, 2011. Of the $520,000, $501,000 was reflected in the consolidated financial statements included in the Prospectus.

Inventories	6 Months Ended
Jun. 24, 2012
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES
Inventories consist of the following:

	At December 31,
	2011	2010
	(In thousands)
Raw materials	$242	$380
Finished goods	60,214	51,489
Total inventories	$60,456	$51,869
INVENTORIES
Inventories consist of the following:

	June 24, 2012	December 31, 2011
	(In thousands)
Raw materials	$281	$242
Finished goods	71,147	60,214
Total inventories	$71,428	$60,456

Property, Plant and Equipment, Net	6 Months Ended
Jun. 24, 2012
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net consists of the following:

		At December 31,
		2011	2010
		(In thousands)
	Useful Life
Land	—	$485	$485
Buildings and improvements	25 years	3,429	3,410
Leasehold and store enhancements	5 to 10 years	62,079	54,957
Furniture, computers and equipment	3 to 5 years	14,185	13,069
Capitalized software	5 years	2,128	1,100
Fixtures, dies and autos	3 to 5 years	17,603	15,107
Construction in progress		3,553	1,694
		103,462	89,822
Less accumulated depreciation and amortization		(66,962)	(58,517)
		$36,500	$31,305

Depreciation and amortization expense on property, plant and equipment was $9,815,000, $9,515,000 and $9,728,000 for the years ended December 31, 2011, 2010 and 2009, respectively.
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net consists of the following:

		June 24, 2012	December 31, 2011
		(In thousands)
	Useful Life
Land	—	$485	$485
Buildings and improvements	25 years	3,429	3,429
Leasehold and store enhancements	5 to 10 years	66,219	62,079
Furniture, computers and equipment	3 to 5 years	15,330	14,185
Capitalized software	5 years	2,128	2,128
Fixtures, dies and autos	3 to 5 years	19,245	17,603
Construction in progress		3,649	3,553
		110,485	103,462
Less accumulated depreciation and amortization		(70,767)	(66,962)
		$39,718	$36,500

Depreciation and amortization expense on property, plant and equipment was $2,618,000 and $5,159,000 for the three and six months ended June 24, 2012, respectively, and $2,449,000 and $4,848,000 for the three and six months ended June 26, 2011, respectively.

Joint Venture Investment	6 Months Ended
Jun. 24, 2012
Equity Method Investments and Joint Ventures [Abstract]
JOINT VENTURE INVESTMENT
JOINT VENTURE
Tumi-Japan
In June 2003, the Company entered into a Joint Venture Agreement (“JV Agreement”) with ACE Co., Ltd. (“Ace”) and Itochu Corporation (“Itochu”) to form the Tumi-Japan Joint Venture (“Tumi-Japan”) and contributed $213,000 at inception. The purpose of Tumi-Japan is to sell, promote and distribute the Company’s products in Japan. As of December 31, 2011 and 2010, the Company owned 50% of Tumi-Japan.
This investment is accounted for under the equity method. The Company’s share of undistributed earnings from the joint venture, which is included in retained earnings, was a cumulative gain of approximately $535,000 as of December 31, 2011.
Pursuant to the JV Agreement, the Company has the option but not the obligation to purchase an additional interest in Tumi-Japan up to an ownership percentage of 66% after the tenth year of the existence of Tumi Japan. The amount to be paid per share is based on a predetermined formula according to the agreement and is payable in Japanese yen.
Sales to Itochu during the years ended December 31, 2011, 2010 and 2009 were $10,404,000, $8,624,000, and $6,428,000, respectively. As of December 31, 2011 and 2010, the Company had accounts receivable due from Itochu of $1,824,000 and $936,000, respectively.
JOINT VENTURE INVESTMENT
Tumi Japan
In June 2003, the Company entered into a Joint Venture Agreement with ACE Co., Ltd. (“Ace”) and Itochu Corporation (“Itochu”) to form the Tumi Japan Joint Venture (“Tumi Japan”). The purpose of Tumi Japan is to sell, promote and distribute the Company’s products in Japan. This investment is accounted for under the equity method.

Sales to Itochu were $2,193,000 and $4,910,000 for the three and six months ended June 24, 2012, respectively, and $2,058,000 and $4,501,000 for the three and six months ended June 26, 2011, respectively. As of June 24, 2012, the Company had accounts receivable due from Itochu of $1,483,000.

Goodwill and Other Intangible Assets	6 Months Ended
Jun. 24, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill and intangible assets consisted of the following at December 31:

	Range of Lives (Years)	2011	2010
		(In thousands)
Goodwill	Indefinite	$142,773	$142,773
Intangible assets
Brand/trade name	Indefinite	$130,400	$130,400
Customer relationships	10	1,100	1,100
Lease value	8 to 9	1,359	1,359
		2,459	2,459
Less accumulated amortization		(1,640)	(1,367)
		819	1,092
Intangible assets, net		$131,219	$131,492

Substantially all of the Company’s goodwill and intangible assets relate to an acquisition in 2004.
The range of lives of the intangible assets was determined by management, which at times will engage an independent third-party appraisal firm to assist management in considering the determination of lives of intangible assets.
The estimated aggregate amortization and retail operations expense as of December 31, 2011 was as follows:

Year Ending December 31,	Customers Relationships	Lease Value	Total
	(In thousands)
2012	110	163	273
2013	110	163	273
2014	96	163	259
2015	—	14	14
	$316	$503	$819

Amortization expense of the customer relationships was $110,000 in each of the years ended December 31, 2011, 2010 and 2009. Included in retail operations expense was $163,000 of amortization expense for the lease value in each of the years ended December 31, 2011, 2010 and 2009.
The Company’s goodwill by segment as of December 31, 2011 was as follows:

At December 31, 2011:
(In thousands)
Direct-to-Consumer North America	$48,779
Direct-to-Consumer International	6,682
Indirect-to-Consumer North America	22,719
Indirect-to-Consumer International	64,593
Goodwill	$142,773

The Company had no reportable segments prior to 2011 and there was no accumulated impairment of goodwill for any period presented.
GOODWILL AND OTHER INTANGIBLE ASSETS
The balance of goodwill and the classification by segment has not changed from December 31, 2011. For the six months ended June 24, 2012, there were no changes to intangible assets other than amortization expense recorded of $137,000.

Accrued Warranties	6 Months Ended
Jun. 24, 2012
Product Warranties Disclosures [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued Expenses
Accrued expenses as of December 31 consisted of the following:

	At December 31,
	2011	2010
	(In thousands)
Warranty	$6,212	$6,217
Fixed asset purchases	2,614	1,626
Severance	253	303
Incentive compensation	4,184	3,415
Marketing	1,968	1,015
Professional fees	2,528	878
Sales tax	2,048	1,684
Payroll costs	1,910	1,195
Other	4,966	4,405
	$26,683	$20,738

Other Long-Term Liabilities
Other long-term liabilities as of December 31, 2011 and 2010 consisted of deferred rent and a liability for uncertain tax positions.
Accrued Warranties
The activity in the warranty reserve account was as follows:

	At December 31,
	2011	2010	2009
	(In thousands)
Liability, beginning of period	$6,217	$6,223	$6,219
Provision for warranties	3,914	2,647	2,800
Warranty claims	(3,919)	(2,653)	(2,796)
Liability, end of period	$6,212	$6,217	$6,223

ACCRUED WARRANTIES
ACCRUED WARRANTIES
The Company provides its customers with a product warranty subsequent to the sale of its products. The Company recognizes estimated costs associated with the limited warranty at the time of sale of its products. The warranty reserve is based on historical experience. The activity in the warranty reserve account was as follows:

Six Months Ended
June 24, 2012
(In thousands)
Liability, beginning of period	$6,212
Provision for warranties	1,589
Warranty claims	(1,322)
Liability, end of period	$6,479

Credit Facility	6 Months Ended
Jun. 24, 2012
Line of Credit Facility [Abstract]
CREDIT FACILITY
CREDIT FACILITIES
Former Debt Facility
On March 1, 2007, the Company entered into a Credit and Guaranty Agreement (the “RBS Agreement”) with the Royal Bank of Scotland (“RBS”), which included a term loan, a revolving line of credit, and a letter of credit facility. Substantially all of the Company’s assets were pledged as collateral under the RBS Agreement.
The RBS Agreement provided for a $10,000,000 Maximum Revolving Advance and $120,000,000 of term debt and was set to expire on March 1, 2012, when the debt was to be paid in full.
On March 23, 2009, the RBS Agreement was amended adding a minimum liquidity covenant, changing the pricing of the term and revolver loan, adjusting the existing covenant ratios, requiring a $10,000,000 equity contribution and an additional term loan payment of $5,000,000 in March 2009.
On October 29, 2010, the RBS Agreement was modified, reducing the number of participating lenders and amending certain loan terms, and converted to the current debt facility.
Former Revolving Credit Line
Advances under the former revolving credit line bore interest at the market LIBOR rate plus 450 basis points (4.50%) at December 31, 2009. The interest rate adjusted at the maturity of each LIBOR period and advances were limited to $10,000,000. The RBS Agreement also provided for the payment of a commitment fee on the unused portion of the facility equal to 0.50% at December 31, 2009. The fee on the unused portion amounted to $29,000 and $3,000 for the years ended December 31, 2010 and 2009, respectively.
Current Debt Facility
On October 29, 2010, pursuant to the conversion from the RBS Agreement, the Company entered into a Credit and Guaranty Agreement (the “Wells Fargo Agreement”) with Wells Fargo Bank (“Wells Fargo”), which includes a term loan, a revolving line of credit, and a letter of credit facility. Substantially all of the Company’s assets are pledged as collateral under the Wells Fargo Agreement.
The Wells Fargo Agreement provides for a $10,000,000 Maximum Revolving Advance and $77,500,000 of term debt and expires on December 31, 2014, when the debt is to be paid in full.
The Company reviewed the terms of the Wells Fargo Agreement and is satisfied that all conditions have been met to treat the transaction as a debt modification, which requires the Company to expense third-party fees and add the related fees paid to Wells Fargo to the existing deferred financing costs. The Wells Fargo Agreement changed the banks participating in the credit facility, the pricing of the term and revolver loan, adjusted the existing covenant ratios, and extended the maturity date.
Current Revolving Credit Line
Advances under the current revolving credit line bear interest at the market LIBOR rate (0.58% and 0.33%) plus 175 and 250 basis points (1.75% and 2.50%) at December 31, 2011 and 2010, respectively. The interest rate adjusts at the maturity of each LIBOR period and advances are limited to $10,000,000. The Wells Fargo Agreement also provides for the payment of a commitment fee on the unused portion of the facility equal to 0.38% and 0.50% at December 31, 2011 and 2010, respectively. The Company had no borrowings under its revolving credit line as of December 31, 2011. However, the Company had utilized $250,000 under the facility as of December 31, 2011 for letters of credit and accordingly the unused portion was $9,750,000 and $10,000,000 as of December 31, 2011 and 2010, respectively. The fee on the unused portion of the facility was $45,000 and $9,000 for the years ended December 31, 2011 and 2010, respectively.
Debt Covenants
The Agreements contain covenants that require maintenance of certain financial ratios, require payment of all usual and customary payables, restrict, by means of a threshold, the Company’s capital expenditures, lease arrangements and the ability to make loans to third parties, and require timely submission of audited financial statements. The Company was in compliance in all material respects with all above bank covenants as of December 31, 2011 and 2010.
Long-Term Debt
Long-term debt at December 31 consisted of the following:

	At December 31,
	2011	2010
	(In thousands)
Term Loan
Wells Fargo Agreement: Payable in escalating quarterly payments commencing December 31, 2010, including interest at a LIBOR rate (0.58% and 0.31% at December 31, 2011 and 2010, respectively) plus 1.75% and 2.50% at December 31, 2011 and 2010, respectively, due on December 31, 2014.	$64,000	$76,000
	64,000	76,000
Less amount due within one year	12,000	12,000
	$52,000	$64,000

As of December 31, 2011, annual maturities of the term loan payable were as follows:

Year Ending December 31,
(In thousands)
2012	$12,000
2013	16,000
2014	36,000
$64,000
CREDIT FACILITY

Amended and Restated Credit Facility
In connection with the IPO, on April 4, 2012, Tumi, Inc. and Tumi Stores, Inc. (the “Borrowers”) entered into an amended and restated credit facility (the “Amended Credit Facility”), with Wells Fargo Bank National Association (“Wells Fargo”) as lender and collateral agent.
On April 4, 2012, the Company’s then-current term loan facility had $60,000,000 outstanding. Based on the Company’s calculated leverage ratio at the time, the facility bore interest at either the market LIBOR rate plus 175 basis points or the prime rate plus 75 basis points. The Company’s revolving credit facility had no balance outstanding on its total capacity of $10,000,000. However, the Company had utilized $250,000 under the revolving facility for letters of credit.
The Amended Credit Facility consolidated the term loan facility and the revolving credit facility provided in the Company’s former credit facility into a single $70 million senior secured revolving credit facility with Wells Fargo as the sole lender, and extends the maturity of the facility until April 4, 2017. The Amended Credit Facility includes a letter of credit sublimit not to exceed the undrawn amount of the revolving commitments.
Borrowings under the Amended Credit Facility bear interest at a per annum rate equal to, at the Borrowers’ option, the one, two, three or six month (or such other period as Wells Fargo may agree) LIBOR rate plus a margin of 1.00% or 1.25%, or a base rate (the greater of (i) Wells Fargo’s prime rate in effect on such day and (ii) the federal funds rate plus 1/2 of 1.00%) plus a margin of zero or 0.25%. The Borrowers are required to pay an undrawn commitment fee equal to 0.15% or 0.20% of the undrawn portion of the commitments under the Amended Credit Facility, as well as customary letter of credit fees. The margin added to LIBOR, or the base rate, as well as the amount of the commitment fee, depends on Tumi, Inc.’s leverage at the time. Interest is payable monthly, bi-monthly or quarterly on LIBOR rate loans depending on the interest period for each LIBOR rate loan, or quarterly on base rate loans.
As of June 24, 2012, the Company had $58,000,000 outstanding under the Amended Credit Facility. As of June 24, 2012, the facility bore interest at the market LIBOR rate (0.25%) plus 100 basis points. Letters of credit outstanding at June 24, 2012 totaled $250,000 under the facility and, accordingly, the unused portion of the facility was $11,750,000.
All obligations under the Amended Credit Facility are required to be guaranteed by each of the Borrowers’ material domestic subsidiaries, subject to certain exclusions. The obligations under the Amended Credit Facility are secured by substantially all of the Borrowers’ assets and, if applicable, those of the Borrowers’ subsidiary guarantors. Currently the Borrowers do not have any subsidiary guarantors.
The Amended Credit Facility contains customary events of default, including, but not limited to, payment defaults, breaches of representations and warranties, covenant defaults, cross-defaults under material debt, certain events of bankruptcy and insolvency, defaults based on certain judgments, failure of any material provision of any loan document to be in full force and effect, change of control, and certain ERISA defaults. If an event of default were to occur and continue, amounts due under the Amended Credit Facility could be accelerated and the commitments to extend credit thereunder terminated, and the rights and remedies of Wells Fargo under the Amended Credit Facility available under the applicable loan documents could be exercised, including rights with respect to the collateral securing the obligations under the Amended Credit Facility.
The Company reviewed the terms of the Amended Credit Facility and is satisfied that all conditions have been met, pursuant to the FASB’s guidance, to treat the transaction as a debt modification, which requires the Company to expense third party fees and add the related fees paid to Wells Fargo to the existing debt issuance costs.
Debt Covenants
The Amended Credit Facility contains customary covenants, including, but not limited to, limitations on the ability of the Borrowers and their subsidiaries to incur additional debt and liens, dispose of assets, and make certain investments and restricted payments, including the prepayment of certain debt and cash dividends. In addition, the Amended Credit Facility contains financial covenants requiring that the Borrowers maintain (a) a minimum ratio of consolidated adjusted EBITDA to consolidated cash interest expense (as such terms are defined in the Amended Credit Facility) of not less than 4.00 to 1.00 and (b) a maximum ratio of consolidated total debt to consolidated adjusted EBITDA of no greater than 2.25 to 1.00. The Company was in compliance in all material respects with all such covenants as of June 24, 2012.

Commitments And Contingencies	6 Months Ended
Jun. 24, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
Leases
The Company leases certain office, distribution and retail facilities. The lease agreements, which expire at various dates through 2023, are subject, in some cases, to renewal options and provide for the payment of taxes, insurance and maintenance. Certain leases contain escalation clauses resulting from the pass-through of increases in operating costs, property taxes and the effect on costs from changes in consumer price indices. Certain rentals are also contingent upon factors such as sales. Rent-free periods and scheduled rent increases are recorded as components of rent expense on a straight-line basis over the related terms of such leases. Contingent rentals are recognized when the achievement of the target (i.e., sales levels) which triggers the related payment is considered probable. Such expenses were not material in 2011, 2010 or 2009.
Future minimum lease payments under all noncancellable operating leases with initial or remaining terms in excess of one year as of December 31, 2011 were as follows:

At December 31, 2011
(In thousands)
2012	$18,988
2013	18,981
2014	16,122
2015	13,943
2016	11,379
Thereafter	34,598
$114,011

Rent expense under all operating leases for the Company was approximately $18,935,000, $16,167,000 and $15,880,000 for the years ended December 31, 2011, 2010 and 2009, respectively.
Litigation
In the normal course of business, the Company is subject to various legal proceedings and claims, the resolution of which, in management’s opinion, will not have a material adverse effect on the financial position or the results of operations of the Company.
Bonus Agreement
Pursuant to an amended and restated letter agreement dated July 8, 2009, the Company’s Chief Executive Officer is entitled to receive a special bonus in connection with the consummation of a qualified sale event or initial public offering that results in an enterprise value of our company of $600 million or greater. Amounts relating to this bonus, if any, will be expensed in the period that a qualified sale event or initial public offering occurs.
COMMITMENTS AND CONTINGENCIES
Litigation
From time to time, we may be subject to legal proceedings and claims in the ordinary course of business, including proceedings to protect our intellectual property rights. As part of our monitoring program for our intellectual property rights, from time to time we file lawsuits in the U.S. and abroad for acts of trademark counterfeiting, trademark infringement, trademark dilution, patent infringement or breach of other state or foreign laws. These actions often result in seizure of counterfeit merchandise and negotiated settlements with defendants. Defendants sometimes raise the invalidity or unenforceability of our proprietary rights as affirmative defenses or counterclaims. In the opinion of management, based upon advice of legal counsel, the likelihood is remote that the impact of any pending proceedings, either individually or in the aggregate, would be material to the Company’s consolidated financial position, results of operations or cash flows.
Bonus Agreement
Pursuant to an amended and restated letter agreement dated July 8, 2009, the Company’s Chief Executive Officer (“CEO”) was entitled to receive a special bonus in connection with the completion of a qualified sale event or initial public offering that resulted in an enterprise value of the Company of $600,000,000 or greater. Based on the enterprise value of the Company at the time of the IPO, the special bonus was paid and expensed in April 2012 in the amount of $5,511,693.

Income Taxes	6 Months Ended
Jun. 24, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
The components of United States and foreign income from operations before income taxes were as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
United States	$37,710	$15,064	$(11,649)
Foreign	(1,764)	(583)	(1,401)
Total income before income taxes	$35,946	$14,481	$(13,050)

The provision for income taxes is as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Current provision
Federal	$17,620	$11,796	$3,257
State	2,820	2,476	749
Foreign	729	105	105
Total current provision	21,169	14,377	4,111
Deferred
Federal	2,754	—	(991)
State	(4,433)	—	(142)
Foreign	(136)	—	—
Total deferred provision	(1,815)	—	(1,133)
Total provision for income taxes	$19,354	$14,377	$2,978

The differences between income taxes based on the statutory U.S. federal income tax rate of 35% and the Company’s effective income tax rate are provided in the following reconciliation:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Statutory federal income tax	$12,580	$5,069	$(4,567)
Dividend expense on mandatorily redeemable preferred stock and preferred equity interests	8,000	7,272	6,612
State and local net of federal benefit	(1,049)	1,629	382
Other	(177)	407	551
Total provision for income taxes	$19,354	$14,377	$2,978

The major components of deferred income taxes were as follows:

	At December 31,
	2011	2010
	(In thousands)
Deferred tax assets
Net operating loss—foreign	$2,843	$596
Warranty reserves	2,341	2,487
Rent expense	1,781	1,433
Other comprehensive income	631	—
Inventory reserves	400	496
Other	284	362
Depreciation	292	1,708
Accrued expense	228	158
Allowance for doubtful accounts	193	148
Valuation allowance	(2,843)	(596)
Total deferred tax assets, net	6,150	6,792
Deferred tax liabilities
Intangibles	(49,463)	(52,597)
Depreciation	(46)	—
Total deferred tax liabilities, net	(49,509)	(52,597)
Total deferred tax balance	$(43,359)	$(45,805)
Amounts included in the consolidated balance sheet:
Deferred tax assets, current	$2,218	$2,820
Deferred tax asset, noncurrent	2,046	550
Deferred tax liabilities	(47,623)	(49,175)
Total	$(43,359)	$(45,805)

Approximately $49,273,000 and $52,331,000 of deferred taxes were recognized as of December 31, 2011 and 2010, respectively, to reflect the potential future tax liability relating to the $131,500,000 of identifiable intangible assets arising out of the purchase price valuation adjustment in 2004. Approximately $631,000 of deferred tax assets as of December 31, 2011 related to unrealized gains recorded in other comprehensive income.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.
Management considers the scheduled reversal of deferred tax liabilities and projected future taxable income in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences, with the exception of foreign net operating losses.
At December 31, 2011 and 2010, there were approximately $9,884,000 and $6,558,000 of gross foreign net operating loss carryforwards. The majority of these net operating loss carryforwards have an unlimited carryforward period. A valuation allowance of $2,843,000 and $596,000 was recorded at December 31, 2011 and 2010, respectively, related to the foreign net operating losses. It is anticipated that these will not be utilized due to continuing losses in these jurisdictions.
The Company considered positive evidence for the realization of its deferred tax assets based on a history of positive earnings for the past 5 years and projections of future taxable income.
The Company has elected to treat all of its foreign subsidiaries as disregarded entities for U.S. income tax purposes. Accordingly, the taxable income of the Company’s foreign subsidiaries is taxed currently in the U.S. and no deferred tax liability exists in regard to the unrepatriated earnings of the subsidiaries.
The Company applies the FASB’s provisions for uncertain tax positions. The Company utilizes the two step process to determine the amount of recognized tax benefit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company recognizes interest and penalties associated with certain tax positions as a component of income tax expense.
The Federal tax returns were audited for the years 2008 and 2009 which resulted in minimal adjustments. For years prior to 2008 the federal statute of limitations is closed. The New Jersey tax returns were audited for the years 2003 - 2006 with no income tax adjustments. The Minnesota tax returns were audited for the years 2006 – 2008 which resulted in minimal adjustments. Most of the remaining states remain open to examination for a period of 3 to 4 years from date of filing. The Company files tax returns in all of the foreign jurisdictions that it has a permanent establishment and the tax filings remain subject to examination for 4 to 5 years.
The Company recognizes interest and penalties associated with uncertain tax positions as a component of income tax expense. The Company had approximately $174,000 and $133,000 for the payment of interest and penalties accrued at December 31, 2011 and 2010, respectively. The total liability for unrecognized tax benefit, inclusive of interest and penalties at December 31, 2011 and 2010 amounted to approximately $832,000 and $347,000, respectively. The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate at December 31, 2011 and 2010 were $605,000 and $214,000, respectively.
The Company does not expect that there will be a material impact on the amounts of unrecognized tax benefits in the next 12 months.
The following table indicates the changes to the Company’s uncertain tax positions for the period and years ended December 31, 2011 and 2010.

	For the Years Ended December 31,
	2011	2010
	(In thousands)
Balance, beginning of year	$214	$180
Additions based on tax positions related to the current year	187	34
Additions based on tax positions related to prior years	291	—
Settlements	(34)	—
Balance, end of year	$658	$214

As of December 31, 2011, $53,000 and $605,000 of the above amount was included in income taxes payable and other long-term liabilities, respectively, in the Consolidated Balance Sheets. As of December 31, 2010, $214,000 was included in other long-term liabilities in the Consolidated Balance Sheets.
INCOME TAXES
Income tax expense in 2012 is recognized based on the Company’s estimated annual effective tax rate which is based upon the tax rate expected for the full calendar year applied to the pre-tax income of the interim period. The Company’s consolidated effective tax rate in respect of continuing operations for the three and six months ended June 24, 2012 was 34.2% and 44.0%, respectively, and 68.6% and 79.1% for the three and six months ended June 26, 2011, respectively.

Mandatorily Redeemable Preferred Stock and Preferred Equity Interest	6 Months Ended
Jun. 24, 2012
Mandatorily Redeemable Preferred Stock and Preferred Equity Interests [Abstract]
MANDATORILY REDEEMABLE PREFERRED STOCK AND PREFERRED EQUITY INTERESTS
MANDATORILY REDEEMABLE PREFERRED STOCK AND PREFERRED EQUITY INTERESTS
As of December 31, 2011 and 2010 there were 77,500 shares of mandatory redeemable Series A preferred stock authorized with a par value of $0.01, of which 77,500 were issued and outstanding with a subscription price of $77,500,000. In addition, there were 50,000 preferred equity interest units issued through Tumi II, LLC, a controlled and combined LLC with a subscription price of $50,000,000. All of the mandatorily redeemable preferred stock and preferred equity interests were issued during 2004 in connection with an acquisition. The mandatorily redeemable preferred stock and preferred equity interests have identical rights and preferences and accrue dividends at the rate of 10% compounded annually and are cumulative. The payment of dividends is subject to approval of the Company and then, if approved by the Company, the approval of the lenders under the Credit Facilities (see Note 8, Credit Facilities). The mandatorily redeemable preferred stock and preferred equity interests are redeemable at the option of the holders and mandatorily redeemable on November 17, 2014, inclusive of unpaid dividends, or earlier upon a liquidity event. Any redemption of the preferred stock and preferred equity interests is conditional upon approval of the lenders under the Credit Facilities. The instruments are classified as long-term liabilities in the Consolidated Balance Sheets as they are considered mandatorily redeemable pursuant to the FASB’s guidance.
The carrying amount of the mandatorily redeemable preferred stock and preferred equity interests is increased by the unpaid dividends, with an offsetting entry to dividend expense on mandatorily redeemable preferred stock and preferred equity interests within the Consolidated Statements of Operations. Accordingly the carrying amount of the mandatorily redeemable preferred stock and preferred equity interests represents the full amounts to be paid upon redemption or liquidation. Accumulated preferred dividends as of December 31, 2011 and 2010 were $123,929,000 and $101,072,000, respectively. The accumulated preferred dividends per preferred share equivalents were $971.99 and $792.72 as of December 31, 2011 and 2010, respectively. No dividends have ever been declared or paid on the preferred stock and preferred equity interests. Other than accrued dividends, there were no changes to the carrying amount of the mandatorily redeemable preferred stock and preferred equity interests for all periods presented.
The carrying amount, liquidation preference and redemption amounts per preferred share equivalents were $1,971.99 and $1,792.72, as of December 31, 2011 and 2010, respectively.
The Company also has 51,721 authorized shares of Series B preferred stock with a par value of $0.01, none of which were issued or outstanding as of December 31, 2011 and December 31, 2010.
MANDATORILY REDEEMABLE PREFERRED STOCK AND PREFERRED EQUITY INTERESTS
As of December 31, 2011 there were 77,500 shares of mandatorily redeemable Series A preferred stock authorized with a par value of $0.01 per share, of which 77,500 were issued and outstanding with a subscription price of $77,500,000. In addition, there were 50,000 preferred equity interest units with a subscription price of $50,000,000. All of the mandatorily redeemable preferred stock and preferred equity interests were issued during 2004 in connection with an acquisition. The mandatorily redeemable preferred stock and preferred equity interests had identical rights and preferences and accrued dividends at the rate of 10% which were compounded annually and cumulative.
Accumulated preferred dividends as of December 31, 2011 were $123,929,000.
In connection with the IPO in April 2012, the Company repurchased all of its preferred stock and preferred equity interests. The mandatorily redeemable preferred stock and preferred equity interests repurchased totaled $259,321,000 comprised of $157,627,000 of Series A preferred stock, inclusive of $80,127,000 of accrued dividends, and $101,694,000 of preferred equity interests, inclusive of $51,694,000 of accrued dividends.

Earnings Per Share	6 Months Ended
Jun. 24, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
EARNINGS PER SHARE
The following table summarizes the calculation of basic and diluted earnings per common share for the years ended December 31, 2011, 2010 and 2009.

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Numerator:
Net income (loss)	$16,592	$104	$(16,028)
Denominator:
Basic and diluted weighted average common shares outstanding	52,536,224	52,536,224	33,256,365
Basic and diluted earnings (loss) per common share	$0.32	$—	$(0.48)

The Company had no common share equivalents outstanding for all periods presented.
EARNINGS PER SHARE
The following table summarizes the calculation of basic and diluted earnings per common share for the three and six months ended June 24, 2012 and June 26, 2011:

	Three Months Ended		Six Months Ended
	June 24, 2012	June 26, 2011	June 24, 2012	June 26, 2011
	(In thousands, except share and per share data)		(In thousands, except share and per share data)
Basic earnings per common share:
Numerator:
Net income	$6,485	$2,300	$9,382	$2,217
Denominator:
Basic weighted average common shares outstanding	63,838,736	52,536,224	58,380,136	52,536,224
Basic earnings per common share	$0.10	$0.04	$0.16	$0.04

Diluted earnings per common share:
Numerator:
Net income	$6,485	$2,300	$9,382	$2,217
Denominator:
Number of shares used in basic calculation	63,838,736	52,536,224	58,380,136	52,536,224
Weighted average dilutive effect of employee stock options	89	—	46	—
Diluted weighted average common shares outstanding	63,838,825	52,536,224	58,380,182	52,536,224
Diluted earnings per common share	$0.10	$0.04	$0.16	$0.04

Segment Information	6 Months Ended
Jun. 24, 2012
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
The Company sells its products globally to consumers through both direct and indirect channels and manages its business through four operating segments: Direct-to-Consumer North America, Direct-to-Consumer International, Indirect-to-Consumer North America and Indirect-to-Consumer International. The Company’s Chief Executive Officer and Chief Financial Officer are its chief operating decision makers (the “CODM’s”) as defined in the FASB’s guidance relating to segment reporting. The CODM’s evaluate net sales and operating income of the Company’s segments to allocate resources and evaluate performance. Operating income of the Company’s segment is measured on net sales, less cost of goods sold and direct expenses of the segment and certain operating expenses allocated to the segment. Expenses not specifically allocated to the individual segments include costs, such as product design and development, certain general and administrative, shipping, warehouse and other expenses. The CODM’s do not receive information related to total assets by segment.
Following is a description of our segments:
Direct-to-Consumer North America
The Company’s Direct-to-Consumer North America segment sells the Company’s products directly to consumers through a network of company-owned retail stores consisting of full-price stores and outlet stores strategically positioned in high-end retail malls or street venues. In addition sales of the Company’s products to consumers through our e-commerce website are included in this segment.
Indirect-to-Consumer North America
The Company sells to wholesale customers, including specialty luggage retailers, prestige department stores and business to business channels. Many of the Company’s wholesale customers also operate their own e-commerce websites through which the Company sells. The Company also sells its products in partner stores which are operated by local distributors or retailers that carry only Tumi products and are governed by strict operating guidelines that the Company dictates.
Direct-to-Consumer International
The Company sells directly to consumers through a network of company-owned full-price and outlet stores in high-end street venues and select malls in international locations. The Company also sells its products directly to consumers through our e-commerce website.
Indirect-to-Consumer International
The Company sells its products through wholesale distribution channels in China, Southeast Asia, Australia, Hong Kong, Taiwan, South Korea, Europe and the Middle East. The Company sells its products in partner stores operated by local distributors or retailers that carry only Tumi products and are governed by strict operating guidelines that we dictate. The Company also operates concessions in department stores throughout Europe and the Middle East. Many of the Company’s wholesale customers also operate their own e-commerce websites through which it sells.
Segment Results
The tables below present information for net sales, operating income and depreciation and amortization by segment for the years ended December 31, 2011, 2010 and 2009:

	Direct-to- Consumer North America	Direct-to- Consumer International	Indirect-to- Consumer North America	Indirect-to- Consumer International	Unallocated Amounts	Consolidated Totals
	(In thousands)
Year ended December 31, 2011
Net sales	$143,809	$16,198	$79,036	$90,925	$—	$329,968
Operating income	$44,650	$973	$29,195	$26,037	$(40,422)	$60,433
Depreciation and amortization	$5,318	$1,154	$518	$1,890	$1,209	$10,089
Year Ended December 31, 2010
Net sales	$106,942	$13,102	$62,866	$69,893	$—	$252,803
Operating income	$27,610	$613	$23,576	$21,874	$(33,047)	$40,626
Depreciation and amortization	$5,323	$1,232	$398	$1,645	$1,190	$9,788
Year Ended December 31, 2009
Net sales	$82,399	$13,440	$49,607	$51,130	$—	$196,576
Operating income	$11,489	$(699)	$15,808	$15,090	$(25,583)	$16,105
Depreciation and amortization	$5,697	$1,233	$456	$1,518	$1,097	$10,001

Geographic Area Information
Net sales by major geographic region is based on the location of the customer. Net sales by geographic region for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
United States	$222,281	$170,126	$132,224
China	15,869	12,254	9,741
Other International(1)	91,818	70,423	54,611
Total	$329,968	$252,803	$196,576

(1)	Other International consists of numerous countries, none of which represents more than 5% of net sales for any year presented.
Property, plant and equipment, net by country of domicile as of December 31, 2011 and 2010 were as follows:

	For the Years Ended December 31,
	2011	2010
	(In thousands)
United States	$28,106	$22,724
China	1,990	1,851
Germany	1,838	1,703
Other International(2)	4,566	5,027
Total	$36,500	$31,305

(2)	Other International consists of numerous countries, none of which represents more than 5% of property, plant and equipment, net, for any year presented.
SEGMENT INFORMATION
Segment Results
The table below presents information for net sales, operating income and depreciation and amortization by segment for the three and six months ended June 24, 2012 and June 26, 2011:

	Direct-to- Consumer North America	Direct-to- Consumer International	Indirect-to- Consumer North America	Indirect-to- Consumer International	Non-Allocated Corporate Expenses	Consolidated Totals
	(In thousands)
Three Months Ended June 24, 2012
Net sales	$41,914	$3,896	$23,639	$26,374	$—	$95,823
Operating income (loss)	$13,556	$(107)	$8,626	$8,230	$(18,271)	$12,034
Depreciation and amortization	$1,442	$190	$212	$523	$320	$2,687
Three Months Ended June 26, 2011
Net sales	$33,957	$3,862	$19,166	$21,691	$—	$78,676
Operating income (loss)	$10,145	$276	$6,311	$6,349	$(9,497)	$13,584
Depreciation and amortization	$1,345	$292	$121	$468	$300	$2,526

	Direct-to- Consumer North America	Direct-to- Consumer International	Indirect-to- Consumer North America	Indirect-to- Consumer International	Non-Allocated Corporate Expenses	Consolidated Totals
	(In thousands)
Six Months Ended June 24, 2012
Net sales	$76,302	$7,125	$40,695	$51,722	$—	$175,844
Operating income (loss)	$22,811	$(397)	$15,118	$16,324	$(28,546)	$25,310
Depreciation and amortization	$2,784	$419	$381	$1,076	$636	$5,296
Six Months Ended June 26, 2011
Net sales	$60,083	$7,245	$35,899	$41,366	$—	$144,593
Operating income (loss)	$16,590	$396	$12,362	$12,292	$(18,673)	$22,967
Depreciation and amortization	$2,644	$606	$232	$903	$599	$4,984

Concentration of Risk	6 Months Ended
Jun. 24, 2012
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISK
CONCENTRATION OF RISK
Credit Risk
The Company’s accounts receivable are comprised of large balances due from a small number of major customers, principally large department and specialty luggage stores dispersed throughout the United States. Failure of one of the major customers to pay its balance could have a significant impact on the financial position, results of operations and cash flows of the Company. Five of the Company’s largest customers in the aggregate accounted for 18.6% and 12.6% of consolidated trade accounts receivable at December 31, 2011 and 2010, respectively. These five customers accounted for 11.3%, 10.0% and 9.5% of consolidated sales for the years ended December 31, 2011, 2010 and 2009, respectively.
Supplier Risk
The Company’s product offerings are enhanced by custom raw materials that have specific technical requirements. The Company has selected a limited number of key suppliers with the capability to support these manufacturing requirements and manufactures all of its products in Asia. Although alternatives in the supply chain exist, a change in suppliers could cause a delay in manufacturing and have a short-term adverse effect on operating results. Additionally, purchases from these key suppliers are denominated in U.S. dollars. Foreign currency risk associated with these supply arrangements are shared with these suppliers. Five of the Company’s largest suppliers accounted for 50.1% and 46.2% of accounts payable at December 31, 2011 and 2010, respectively. These five suppliers accounted for 70.0%, 72.9% and 75.4% of total product purchases for the years ended December 31, 2011, 2010 and 2009, respectively.
CONCENTRATION OF RISK
Credit Risk
The Company’s accounts receivable are comprised primarily of large balances due from a small number of major customers, principally large department and specialty luggage stores dispersed throughout the United States. Failure of one of the major customers to pay its balance could have a significant impact on the financial position, results of operations and cash flows of the Company. Five of the Company’s largest customers in the aggregate accounted for 18.3% and 18.6% of consolidated trade accounts receivable at June 24, 2012 and December 31, 2011, respectively. These five customers accounted for 11.0% and 11.3% of consolidated net sales for the three and six months ended June 24, 2012, respectively, and 13.3% and 12.4% for the three and six months ended June 26, 2011, respectively.
Supplier Risk
The Company’s product offerings are enhanced by custom raw materials that have specific technical requirements. The Company has selected a limited number of key suppliers with the capability to support these manufacturing requirements and manufactures the majority of its products in Asia. Although alternatives in the supply chain exist, a change in suppliers could cause a delay in manufacturing and have a short-term adverse effect on operating results. Additionally, purchases from these key suppliers are denominated in U.S. dollars. Foreign currency risk associated with these supply arrangements is shared with these suppliers. Five of the Company’s largest suppliers accounted for 47.2% and 50.1% of accounts payable at June 24, 2012 and December 31, 2011, respectively. These five suppliers accounted for 64.2% and 70.9% of total product purchases for the three and six months ended June 24, 2012, respectively, and 83.6% and 76.0% for the three and six months ended June 26, 2011, respectively.

Stock Compensation Plans and Awards	6 Months Ended
Jun. 24, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION PLANS AND AWARDS
STOCK COMPENSATION PLANS AND AWARDS
2012 Long-Term Incentive Plan
In connection with the IPO, the Company adopted the 2012 Plan effective April 18, 2012, which has a term of 10 years. The Company’s compensation committee will generally designate those employees, consultants and non-employee directors eligible to participate in the 2012 Plan. Subject to adjustment in the event of a merger, recapitalization, stock split, reorganization or similar transaction, 6,786,667 shares, or the share limit, are reserved for issuance in connection with awards granted under the 2012 Plan. Any unexercised, unconverted or undistributed portion of any award that is not paid in connection with the settlement of an award or is forfeited without the issuance of shares shall again be available for grant under the 2012 Plan. Options and stock appreciation rights under the 2012 Plan have a maximum term of 10 years.
The 2012 Plan provides for the grant of stock options (including nonqualified stock options and incentive stock options), restricted stock, restricted stock units, performance awards (which include, but are not limited to, cash bonuses), dividend equivalents, stock payment awards, stock appreciation rights, and other incentive awards. The exercise price of an option or stock appreciation price must be equal to or greater than the fair market value of the Company’s common stock on the date of grant.
The fair value of each option award is estimated on the date of grant using the Black-Scholes option valuation model. Due to the limited trading history of the Company’s common stock, the volatility assumption used was based on the weighted average historical stock prices of a peer group which is representative of the Company’s size and industry. The Company considers estimates for employee termination and the period of time the options are expected to be outstanding for the option term assumption within the valuation model. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.
The following table presents the weighted-average assumptions used to estimate the fair value of the options granted during the periods presented:

June 24, 2012
Weighted- average volatility	45.90%
Expected dividend yield	—%
Expected term (in years)	6
Risk-free rate	1.14%

The following table shows the total compensation cost charged against income for stock compensation plans and the related tax benefits recognized in the income statement for the periods indicated:

	Three Months Ended		Six Months Ended
	June 24, 2012	June 26, 2011	June 24, 2012	June 26, 2011
	(In thousands)		(In thousands)
Stock compensation expense	$12	$—	$12	$—
Income tax benefit related to stock compensation	$4	$—	$5	$—

A summary of option activity under the 2012 Plan as of June 24, 2012 and changes during the six months then ended is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding - December 31, 2011	—	—
Granted	12,466	$18.00
Exercised	—	—
Canceled or expired	—	—
Outstanding - June 24, 2012	12,466	$18.00	5.82	$—
Options vested and expected to vest as of June 24, 2012	12,466	$18.00	5.82	$—
Options vested and exercisable as of June 24, 2012	—	—		$—

A summary of the status of nonvested shares as of June 24, 2012 and changes during the six months then ended is presented below:

	Number of Shares	Weighted-Average Grant-Date Fair Value
Nonvested - December 31, 2011	—	$—
Granted	12,466	$8.02
Vested	—	$—
Forfeited	—	$—
Nonvested - June 24, 2012	12,466	$8.02

As of June 24, 2012, there was $87,778 of total unrecognized compensation cost related to nonvested stock compensation arrangements granted under the 2012 Plan. Such cost is expected to be recognized over a weighted-average period of 1.82 years.

EMPLOYEE BENEFIT PLAN	6 Months Ended
Jun. 24, 2012
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN
The Company has a 401(k) profit-sharing and savings plan (the “Plan”). Under the Plan, eligible employees could contribute up to 60% of their compensation not to exceed $16,500 (subject to future adjustment) during calendar years 2011 and 2010. In December 2003, the Company elected to adopt a safe harbor contribution plan amendment, effective January 1, 2004, whereby safe harbor contributions may be made to eligible participants in the 401(k) profit sharing and savings plan. By making a safe harbor matching contribution, the Company’s Plan was no longer subject to certain regulatory testing, thereby enabling all participants to make tax-deferred contributions up to the maximum allowable amount.
The Company has a voluntary safe harbor contribution match up to 100% of the employee’s contribution on the first 3% of their compensation and 50% of the employee’s contribution on the next 2% of eligible compensation. Effective February 2009, the Company temporarily suspended its safe harbor contribution match. The contributions were reinstated effective January 2010. Employer contributions expensed for the Plan amounted to approximately $661,000, $521,000 and $63,000 for the years ended December 31, 2011, 2010 and 2009, respectively. Participants are at all times fully vested in their contributions; the Company’s safe harbor contribution is fully vested immediately.
Profit-sharing contributions vest over a 5 year period in accordance with the Plan’s vesting schedules. No contributions were made during 2011 or 2010.

INTEREST RATE SWAP INSTRUMENTS	6 Months Ended
Jun. 24, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
INTEREST RATE SWAP INSTRUMENTS
INTEREST RATE SWAP INSTRUMENTS
The Company entered into an interest rate swap agreement effective April 20, 2007 (the “Swap Agreement”) to mitigate the risk associated with its variable interest rate term loan and as required by its Credit and Guaranty Debt Agreement. The Swap Agreement required the Company to pay or receive the difference between a fixed rate of interest at 4.995% plus the applicable LIBOR spread versus a floating rate spread on a notional amount of $50,000,000.
The Company entered into a second interest rate swap agreement effective April 23, 2008 (the “New Swap Agreement”) to mitigate the risk associated with its variable interest rate term loan. The New Swap Agreement required the Company to pay or receive the difference between a fixed rate of interest at 3.100% plus the applicable LIBOR spread versus a floating rate spread on a notional amount of $25,000,000.
The Swap Agreement and New Swap Agreement were executed with major financial institutions and required cash settlement on a quarterly basis which was recorded as interest expense. These derivative instruments qualified for cash flow hedge accounting under the FASB’s guidance and there was no hedge ineffectiveness. Accordingly, the Company recorded all changes in the fair value of these instruments within its Consolidated Statements of Comprehensive Income.
The Swap Agreement and New Swap Agreement expired in March 31, 2010, and $771,000 associated with these agreements was reclassified from accumulated other comprehensive loss to interest expense in the Consolidated Statements of Operations for the year ended December 31, 2010.

ACCUMULATED OTHER COMPREHENSIVE LOSS	6 Months Ended
Jun. 24, 2012
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS
The following table illustrates the changes in the components of accumulated other comprehensive loss for the years ended December 31, 2011, 2010 and 2009:

	Interest Rate Swap	Foreign Currency Translation	Total
	(In thousands)
December 31, 2009	(771)	(882)	(1,653)
Change	771	(290)	481
December 31, 2010	—	(1,172)	(1,172)
Change	—	187	187
December 31, 2011	$—	$(985)	$(985)

SUBSEQUENT EVENTS	6 Months Ended
Jun. 24, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
The Company has evaluated subsequent events through the date these financial statements were available to be issued. The Company has determined that there are no items to disclose other than the common stock splits effected on April 4, 2012 and on April 19, 2012 and our subsidiaries, Tumi, Inc. and Tumi Stores, Inc., entering into the Amended Credit Facility on April 4, 2012.
Stock Splits
In April of 2012, the Company’s Board of Directors approved a 101.200929-for-1 common stock split in connection with the potential initial public offering of the Company’s common shares. This split was effective April 4, 2012.
In April of 2012, the Company’s Board of Directors also approved a 1.037857-for-1 subsequent common stock split in connection with the initial public offering of the Company’s common shares. This split was effective April 19, 2012.
All common share and per share amounts in the consolidated financial statements have been adjusted retrospectively for all periods presented to reflect the 101.200929-for-1 and 1.037857-for-1 common stock splits. As no change was made to the par value of the common shares, a total of $520,000 as of December 31, 2011 and 2010 was reclassified from additional paid-in capital to common stock as a retrospective adjustment.
Amended and Restated Credit Facility
In connection with the proposed initial public offering of the Company’s common shares, on April 4, 2012, the Company entered into an amended and restated credit facility (the “Amended Credit Facility”), with Wells Fargo as lender and as collateral agent.
The Amended Credit Facility consolidated the term loan facility and the revolving credit facility previously provided in the Company’s former debt facility with Wells Fargo (see, Note 8, Credit Facilities) into a single $70 million senior secured revolving credit facility with Wells Fargo as the sole lender, and extends the maturity of the facility until April 4, 2017. The Amended Credit Facility includes a letter of credit sublimit not to exceed the undrawn amount of the revolving commitments.
Borrowings under the Amended Credit Facility will bear interest at a per annum rate equal to, at the Borrowers’ option, the one, two, three or six month (or such other period as Wells Fargo may agree) LIBOR rate plus a margin of 1.00% or 1.25%, or a base rate (the greater of (i) Wells Fargo’s prime rate in effect on such day and (ii) the federal funds rate plus 1/2 of 1.00%) plus a margin of 0% or 0.25%. The Borrowers are required to pay an undrawn commitment fee equal to 0.15% or 0.20% of the undrawn portion of the commitments under the Amended Credit Facility, as well as customary letter of credit fees. The margin added to LIBOR, or base rate, as well as the amount of the commitment fee, will depend on our leverage at the time. Interest is payable monthly, bi-monthly or quarterly on LIBOR rate loans depending on the interest period for each LIBOR rate loan, or quarterly on base rate loans.
All obligations under the Amended Credit Facility are required to be guaranteed by each of the Borrowers’ material domestic subsidiaries, subject to certain exclusions. The obligations under the Amended Credit Facility are secured by substantially all of the Borrowers’ assets and, if applicable, those of the Borrowers’ subsidiary guarantors. Currently the Borrowers do not have any subsidiary guarantors.
The Amended Credit Facility contains customary covenants, including, but not limited to, limitations on the ability of the Borrowers and their subsidiaries to incur additional debt and liens, dispose of assets, and make certain investments and restricted payments, including the prepayment of certain debt and cash dividends. In addition, the Amended Credit Facility contains financial covenants requiring that Tumi, Inc. maintain (a) a minimum ratio of consolidated adjusted EBITDA to consolidated cash interest expense (as such terms are defined in the Amended Credit Facility) of not less than 4.00 to 1.00 and (b) a maximum ratio of consolidated total debt to consolidated adjusted EBITDA of no greater than 2.25 to 1.00.
The Amended Credit Facility also contains customary events of default, including, but not limited to, payment defaults, breaches of representations and warranties, covenant defaults, cross-defaults under material debt, certain events of bankruptcy and insolvency, defaults based on certain judgments, failure of any material provision of any loan document to be in full force and effect, change of control, and certain ERISA defaults. If an event of default were to occur and continue, amounts due under the Amended Credit Facility could be accelerated and the commitments to extend credit thereunder terminated, and the rights and remedies of Wells Fargo under the Amended Credit Facility available under the applicable loan documents could be exercised, including rights with respect to the collateral securing the obligations under the Amended Credit Facility.
The Company’s management is in the process of evaluating whether entering into the amended and restated credit facility is a modification or extinguishment of debt pursuant to the FASB’s guidance.

Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 24, 2012
Accounting Policies [Abstract]
Consolidation
Principles of Consolidation
The consolidated financial statements of the Company include the accounts of Tumi Holdings, Inc., its subsidiaries and controlled affiliate. Intercompany accounts and transactions have been eliminated in consolidation.
The Company uses the equity method of accounting for its joint venture investment, which is 50% owned, as the Company has the ability to exercise significant influence over the operating and financial policies of the joint venture but does not control the joint venture. The Company’s share of the earnings or losses of the joint venture is included in the Consolidated Statements of Operations as “Earnings (losses) from joint venture investment.”

Segment Reporting
Segment Reporting
The Company became subject to and adopted the provisions of the Financial Accounting Standards Board’s (the “FASB”) guidance for segment reporting in 2011. Segment information has been provided on the basis of the Company’s 4 reportable segments for all periods presented (see Note 15, Segment Information). The Company has four reportable segments and four reporting units: (i) Direct-to-Consumer North America; (ii) Indirect-to-Consumer North America; (iii) Direct-to-Consumer International; and (iv) Indirect-to-Consumer International.

Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”) and applicable rules and regulations of the SEC regarding interim financial reporting. Certain information and note disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted pursuant to such rules and regulations. Therefore, these condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included in the Company’s prospectus filed with the SEC pursuant to Rule 424(b) (the “Prospectus”) under the Securities Act of 1933 (the “Securities Act”) on April 20, 2012.
The condensed consolidated balance sheet as of December 31, 2011 included herein was derived from the audited financial statements as of that date, but does not include all disclosures including notes required by US GAAP.
In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments necessary to present fairly the financial position, results of operations, and cash flows for the interim periods, but are not necessarily indicative of the results of operations for the full year 2012 or any future period.

Reporting Periods
Reporting Periods
The Company’s unaudited interim condensed consolidated financial statement reporting periods are based on the first month of each fiscal quarter including five Sundays and the second and third months of each fiscal quarter including four Sundays, except for the fourth quarter which always ends on December 31. Accordingly, the three-month reporting periods for the unaudited interim condensed consolidated financial statements included herein commenced on March 26, 2012 and March 28, 2011 and ended on June 24, 2012 and June 26, 2011, respectively. The six-month reporting periods for the unaudited interim condensed consolidated financial statements included herein commenced on January 1, 2012 and 2011 and ended on June 24, 2012 and June 26, 2011, respectively.

Estimates
Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include valuation of goodwill and intangibles, allowance for doubtful accounts, adjustments for slow moving and obsolete inventory, accrued warranties, realization of deferred tax assets and useful lives of assets. Actual results could differ materially from those estimates.
Estimates
The preparation of the Company’s condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include valuation of goodwill and intangibles, allowance for doubtful accounts, adjustments for slow moving and obsolete inventory, accrued warranties, realization of deferred tax assets and useful lives of assets. Actual results could differ materially from those estimates.

Revenue
Revenue Recognition
Revenue is generated from the sale of the Company’s products and is classified as “Net Sales” in the Company’s Consolidated Statements of Operations. The Company recognizes revenue in its Direct-to-Consumer segment when inventory is received by the customer and the related title passes. In the Company’s Indirect-to-Consumer segment, revenue is recognized when inventory is received by wholesale customers and the related title passes. Provisions for discounts, rebates to customers and returns are recorded as a reduction of revenue in the same period as the related sales. Revenue associated with gift cards is recognized upon redemption. Revenue from gift cards and the amount of revenue recognized for gift cards not redeemed (“breakage”) is immaterial to these consolidated financial statements. Amounts billed to customers for delivery costs are classified as a component of net sales and the related delivery costs are classified as a component of cost of sales. Sales and value added tax collected from customers and remitted to governmental authorities are accounted for on a net basis and are excluded from net sales in the Consolidated Statements of Operations.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company’s cash and cash equivalents are defined as cash and short-term highly liquid investments with an original maturity of three months or less from the date of purchase. The Company’s cash and cash equivalents consist of cash in banks as of December 31, 2011 and 2010.

Receivables
Accounts Receivable and Allowance for Doubtful Accounts
Credit is extended to customers based on evaluation of a customer’s financial condition. Generally, collateral is not required. Accounts receivable are due within 30 days to 90 days and are stated at amounts due from customers net of an allowance for doubtful accounts. Accounts receivable outstanding longer than the contractual payment terms are considered past due.
The Company determines its allowance for doubtful accounts by considering a number of factors, including the length of time trade receivables are past due, the Company’s previous loss history, the customer’s current ability to pay its obligation and the condition of the general economy and the industry as a whole. The Company writes off accounts receivable when they become uncollectible, and payments subsequently received on such receivables are credited to the allowance for doubtful accounts.

Inventory
Inventories
Inventories consist primarily of finished goods and are valued at the lower of cost or market. Cost is determined using the first-in, first-out method. Inventory includes material, labor, overhead, freight, and duty and is adjusted for slow moving and obsolete inventory.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are recorded at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the lesser of their estimated useful lives or the terms of the respective leases. Repairs and maintenance costs are expensed as incurred; major renewals or betterments are capitalized.

Long-Lived Assets
Long-Lived Assets
The Company reviews long-lived assets, such as property, plant and equipment and certain identifiable intangibles with finite lives, for possible impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Some factors the Company considers important which could trigger an impairment review include: (i) significant underperformance compared to expected historical or projected future operating results; (ii) significant changes in the Company’s use of the acquired assets or the strategy for its overall business; and (iii) significant negative industry or economic trends.

Deferred Costs
The Company amortizes deferred financing costs to interest expense over the lives of the related financing agreements.
Deferred Offering Costs
In 2011, the Company commenced the process for an initial public offering of the shares of its common stock. The specific incremental costs directly attributable to the proposed offering have been deferred and recorded as “Deferred offering costs” in the Consolidated Balance Sheets. If the offering is consummated, the deferred offering costs will be charged against the proceeds of the offering which will be recorded in stockholders’ equity. If the offering is terminated, the deferred offering costs will be written off to the Company’s Statements of Operations in the period of termination.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill represents the excess of the purchase price over the fair value of net assets acquired, including intangible assets.
The Company’s goodwill is not deductible for tax purposes.
Intangible assets consist primarily of brand/trade name, lease value and customer relationships. The Company accounts for its intangible assets in accordance with the FASB’s guidance for “Intangibles—Goodwill and Other.” Amortization of customer relationships and lease value is calculated using the straight-line method over the estimated useful lives of the assets.
Brand/trade name, which has an indefinite useful life, and goodwill were recorded in connection with an acquisition in 2004. In accordance with the provisions of the FASB’s guidance, they are not amortized. The FASB’s guidance requires these assets to be tested for impairment annually and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The Company’s annual impairment testing date is the first day of the Company’s fourth quarter.

Derivatives
Derivatives
The Company applies the FASB’s guidance for “Derivatives and Hedging”, which requires the Company to recognize all derivatives as either assets or liabilities, measure those instruments at fair value, and recognize the changes in fair value of the derivative in net income or other comprehensive income, as appropriate. The Company’s only derivative instruments consisted of interest rate swaps which expired in March 2010 (see Note 17, Interest Rate Swap Instruments).

Stock Compensation
Stock Compensation
Stock compensation represents the cost related to stock options granted to employees under the 2012 Plan. The Company measures stock compensation cost at the grant date based on the estimated fair value of the award and recognizes the cost on a straight-line basis (net of estimated forfeitures) over the vesting period. The Company estimates the fair value of stock options using the Black-Scholes valuation model. All stock compensation costs are recorded in cost of sales or the various operating expense lines in the condensed consolidated statements of operations based on the employee’s respective function. See Note 16 for further details regarding the Company’s stock option activity.

Fair Value Measurements
Fair Value Measurements
The Company applies the FASB’s guidance for “Fair Value Measurements.” Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.
In determining fair value, the Company uses various valuation approaches. The hierarchy of those valuation approaches is broken down into three levels based on the reliability of inputs as follows:

Level 1—
Inputs that are quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The valuation under this approach does not entail a significant degree of judgment.

Level 2—
Inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include: quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates and yield curves observable at commonly quoted intervals or current market) and contractual prices for the underlying financial instrument, as well as other relevant economic measures.

Level 3—
Inputs that are unobservable for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The Company’s financial instruments measured at fair value on a recurring basis were its interest rate swap agreements which expired in March, 2010. The interest rate swap agreements, which are derivative instruments, were entered into with a counterparty, and the fair value was estimated using standard valuation models using market-based observable inputs, including spot rates plus or minus forward points (Level 2). See Note 17, Interest Rate Swap Instruments.
The Company’s non-financial assets measured at fair value on a non-recurring basis include goodwill, intangible assets and property, plant and equipment. To measure fair value for such assets, the Company uses techniques including discounted expected future cash flows (“DCF”) (Level 3 input). A discounted cash flow analysis calculates the fair value by estimating the after-tax cash flows attributable to a reporting unit or asset and then discounting the after-tax cash flows to a present value using a risk-adjusted discount rate. Assumptions used in the DCF require the exercise of significant judgment, including judgment about appropriate discount rates and terminal values, growth rates and the amount and timing of expected future cash flows.
The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, the Company’s variable interest rate current credit facility (See Note 8, Credit Facilities) and mandatorily redeemable preferred stock and preferred equity interests were reasonable estimates of their fair value as of December 31, 2011 and 2010.
Fair Value Measurements
The Company applies the Financial Accounting Standards Board’s (the “FASB”) guidance for “Fair Value Measurements.” Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.
In determining fair value, the Company uses various valuation approaches. The hierarchy of those valuation approaches is broken down into three levels based on the reliability of inputs as follows:

Level 1—
Inputs that are quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The valuation under this approach does not entail a significant degree of judgment.

Level 2—
Inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates and yield curves observable at commonly quoted intervals or current market) and contractual prices for the underlying financial instrument, as well as other relevant economic measures.

Level 3—
Inputs that are unobservable for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The Company’s non-financial assets measured at fair value on a non-recurring basis include goodwill, intangible assets and property, plant and equipment. To measure fair value for such assets, the Company uses techniques including discounted expected future cash flows (“DCF”) (Level 3 input). A DCF analysis calculates the fair value by estimating the after-tax cash flows attributable to a reporting unit or asset and then discounting the after-tax cash flows to a present value using a risk-adjusted discount rate. Assumptions used in the DCF analysis require the exercise of significant judgment, including judgment about appropriate discount rates and terminal values, growth rates and the amount and timing of expected future cash flows.
The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and the Company’s variable interest rate credit facility (See Note 9, Credit Facility) were reasonable estimates of their fair value as of June 24, 2012. If measured at fair value in the financial statements, the Company’s variable interest rate current credit facility would be classified as Level 2 in the fair value hierarchy.

Recently Issued Accounting Pronouncements
In May 2011, the FASB issued guidance clarifying how to measure and disclose fair value. This guidance amends the application of the “highest and best use” concept to be used only in the measurement of fair value of nonfinancial assets, clarifies that the measurement of the fair value of equity-classified financial instruments should be performed from the perspective of a market participant who holds the instrument as an asset, clarifies that an entity that manages a group of financial assets and liabilities on the basis of its net risk exposure can measure those financial instruments on the basis of its net exposure to those risks, and clarifies when premiums and discounts should be taken into account when measuring fair value. The fair value disclosure requirements were also amended. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The adoption of the amended guidance will not have a significant effect on our consolidated financial statements.
In June 2011, the FASB issued new guidance on the presentation of comprehensive income. Specifically, the new guidance allows an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate but consecutive statements. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in stockholders’ equity. Although the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The new guidance was adopted in 2011 and did not have a material impact on our consolidated financial position, results of operations or cash flows.
In September 2011, the FASB issued guidance that simplified how entities test for goodwill impairment. This guidance permits entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a two-step goodwill impairment test. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, and early adoption is permitted. This guidance is not expected to have a material effect on the Company’s financial condition or results of operations.
In May 2011, the FASB issued guidance clarifying how to measure and disclose fair value. This guidance amends the application of the “highest and best use” concept to be used only in the measurement of fair value of nonfinancial assets, clarifies that the measurement of the fair value of equity-classified financial instruments should be performed from the perspective of a market participant who holds the instrument as an asset, clarifies that an entity that manages a group of financial assets and liabilities on the basis of its net risk exposure can measure those financial instruments on the basis of its net exposure to those risks, and clarifies when premiums and discounts should be taken into account when measuring fair value. The fair value disclosure requirements were also amended. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The Company adopted the amended guidance effective January 1, 2012 and it did not have a material effect on its condensed consolidated financial statements.
In September 2011, the FASB issued guidance that simplified how entities test for goodwill impairment. This guidance permits entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a two-step goodwill impairment test. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, and early adoption is permitted. The Company adopted the amended guidance effective January 1, 2012 and it did not have a material effect on its condensed consolidated financial statements.
In July 2012, the FASB issued new accounting guidance on indefinite-lived intangible assets. The new guidance provides an entity the option to first assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount and recognize an impairment loss, if any, to the extent the carrying value exceeds the fair value.  The guidance is effective for the Company for annual and, if any, interim impairment tests in its fiscal year ending December, 31, 2013, with early adoption permitted.  The Company believes that the adoption of this guidance will not have a material impact on its consolidated financial statements.

Accrued Warranties
Warranties
The Company provides its customers with a product warranty subsequent to the sale of its products. The Company recognizes estimated cost associated with the limited warranty at the time of sale of its products. The warranty reserve is based on historical experience.
The Company provides its customers with a product warranty subsequent to the sale of its products. The Company recognizes estimated costs associated with the limited warranty at the time of sale of its products. The warranty reserve is based on historical experience.

Income Tax
Income Taxes
The Company utilizes the asset and liability method of accounting for income taxes, under which deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized.
The Company applies the FASB’s provisions for uncertain tax positions. The Company utilizes the two step process to determine the amount of recognized tax benefit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company recognizes interest and penalties associated with uncertain tax positions as a component of income tax expense.
Income tax expense in 2012 is recognized based on the Company’s estimated annual effective tax rate which is based upon the tax rate expected for the full calendar year applied to the pre-tax income of the interim period.

Foreign Currency Translations
Foreign Currency Translation
The financial statements of the Company’s branch offices and subsidiaries in Europe are measured using a currency other than the U.S. dollar.
Assets and liabilities recorded in functional currencies other than U.S. dollars are translated into U.S. dollars at the year-end rate of exchange. Revenues and expenses are translated at the average exchange rates for the year. The resulting translation adjustments are charged or credited to other comprehensive income.
Unrealized and realized foreign currency transaction gains and losses on transactions denominated in currencies other than the functional currency, such as those resulting from the settlement of receivables and payables denominated in foreign currency are included in the earnings of the current period in “Foreign Exchange Gains (Losses).”
Gains and losses on intercompany foreign currency transactions that are of a long-term investment nature (that is settlement is not planned or anticipated in the foreseeable future) are recorded in other comprehensive income. Gains and losses on intercompany foreign currency transactions for which settlement is anticipated are included in the determination of net income.

Advertising Costs
Cooperative Advertising Costs
The Company accounts for certain advertising costs in accordance with the FASB’s guidance for “Customer Payments and Incentives.” This standard provides guidance with respect to the statement of operations classification of and the accounting for recognition and measurement of consideration given by a vendor to a customer, which includes sales incentive offers labeled as discounts, coupons, rebates and free products or services as well as arrangements labeled as slotting fees, cooperative advertising and buy downs. As per the FASB’s guidance, the Company is recognizing cooperative advertising costs in marketing expenses and sales incentives related to “free product” as an expense in cost of sales.
Advertising Costs
The Company expenses advertising costs as incurred.

Store Preopening Expenses	Store Preopening Expenses Costs incurred prior to the opening of a new store are expensed as incurred.
Treasury Stock	Treasury Stock The Company periodically repurchases treasury stock. These treasury stock transactions are recorded using the cost method.
Dividend Expense on Mandatorily Redeemable Preferred Stock and Preferred Equity Interest
Dividend Expense on Mandatorily Redeemable Preferred Stock and Preferred Equity Interests
Dividends accrued on the Company’s mandatorily redeemable preferred stock and preferred equity interests (see Note 12, Mandatorily Redeemable Preferred Stock and Preferred Equity Interests), which are classified as long-term liabilities, are presented in other (expenses) income in our Consolidated Statements of Operations.

Earnings Per Common Share
Earnings per Common Share
Basic earnings per common share is computed by dividing income available to common shareholders by the weighted-average common shares outstanding for the period. Diluted earnings per common share is computed on the basis of the weighted-average number of common shares outstanding plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method.

Summary of Significant Accounting Policy (Tables)	6 Months Ended
Jun. 24, 2012
Accounting Policies [Abstract]
Allowance for Doubtful Accounts Activity
The following table summarizes the activity in our allowance for doubtful accounts for the years ended December 31, 2011, 2010 and 2009.

	For the Years Ended December 31,
	2011	2010	2009
		(In thousands)
Balance, beginning of year	$(370)	$(325)	$(606)
Provision charged to expense	(107)	(103)	(27)
Amounts written off	20	73	317
Recoveries of bad debt	(5)	(15)	(9)
Balance, end of year	$(462)	$(370)	$(325)

Stockholders' Equity (Tables)	6 Months Ended
Jun. 24, 2012
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity
Activity for the six months ended June 24, 2012 in the accounts of Stockholders’ Equity is summarized below:

	Common Stock
	Shares	Par Value	Additional Paid- in Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
	(In thousands, except share data)
Balance as of January 1, 2012	52,536,252	$525	$48,968	$(174)	$(29,617)	$(985)	$18,717
Net income	—	—	—	—	9,382	—	9,382
Issuance of common stock, net of underwriters’ discounts and commissions	15,608,221	156	263,935	—	—	—	264,091
Offering costs—other	—	—	(4,248)	—	—	—	(4,248)
Stock compensation		—	12	—	—	—	12
Repurchase of common stock	—	—	—	(4,700)	—	—	(4,700)
Foreign currency translation adjustment, net of tax	—	—	—	—	—	374	374
Balance as of June 24, 2012	68,144,473	$681	$308,667	$(4,874)	$(20,235)	$(611)	$283,628

Inventories (Tables)	6 Months Ended
Jun. 24, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventories consist of the following:

	At December 31,
	2011	2010
	(In thousands)
Raw materials	$242	$380
Finished goods	60,214	51,489
Total inventories	$60,456	$51,869
Inventories consist of the following:

	June 24, 2012	December 31, 2011
	(In thousands)
Raw materials	$281	$242
Finished goods	71,147	60,214
Total inventories	$71,428	$60,456

Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 24, 2012
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, net
Property, plant and equipment, net consists of the following:

		At December 31,
		2011	2010
		(In thousands)
	Useful Life
Land	—	$485	$485
Buildings and improvements	25 years	3,429	3,410
Leasehold and store enhancements	5 to 10 years	62,079	54,957
Furniture, computers and equipment	3 to 5 years	14,185	13,069
Capitalized software	5 years	2,128	1,100
Fixtures, dies and autos	3 to 5 years	17,603	15,107
Construction in progress		3,553	1,694
		103,462	89,822
Less accumulated depreciation and amortization		(66,962)	(58,517)
		$36,500	$31,305
Property, plant and equipment, net consists of the following:

		June 24, 2012	December 31, 2011
		(In thousands)
	Useful Life
Land	—	$485	$485
Buildings and improvements	25 years	3,429	3,429
Leasehold and store enhancements	5 to 10 years	66,219	62,079
Furniture, computers and equipment	3 to 5 years	15,330	14,185
Capitalized software	5 years	2,128	2,128
Fixtures, dies and autos	3 to 5 years	19,245	17,603
Construction in progress		3,649	3,553
		110,485	103,462
Less accumulated depreciation and amortization		(70,767)	(66,962)
		$39,718	$36,500

Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 24, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
Goodwill and intangible assets consisted of the following at December 31:

	Range of Lives (Years)	2011	2010
		(In thousands)
Goodwill	Indefinite	$142,773	$142,773
Intangible assets
Brand/trade name	Indefinite	$130,400	$130,400
Customer relationships	10	1,100	1,100
Lease value	8 to 9	1,359	1,359
		2,459	2,459
Less accumulated amortization		(1,640)	(1,367)
		819	1,092
Intangible assets, net		$131,219	$131,492

Schedule of Expected Amortization Expense
The estimated aggregate amortization and retail operations expense as of December 31, 2011 was as follows:

Year Ending December 31,	Customers Relationships	Lease Value	Total
	(In thousands)
2012	110	163	273
2013	110	163	273
2014	96	163	259
2015	—	14	14
	$316	$503	$819

Schedule of Goodwill, by Segment
The Company’s goodwill by segment as of December 31, 2011 was as follows:

At December 31, 2011:
(In thousands)
Direct-to-Consumer North America	$48,779
Direct-to-Consumer International	6,682
Indirect-to-Consumer North America	22,719
Indirect-to-Consumer International	64,593
Goodwill	$142,773

Accrued Warranties (Tables)	6 Months Ended
Jun. 24, 2012
Product Warranties Disclosures [Abstract]
Schedule of Accrued Expenses
Accrued expenses as of December 31 consisted of the following:

	At December 31,
	2011	2010
	(In thousands)
Warranty	$6,212	$6,217
Fixed asset purchases	2,614	1,626
Severance	253	303
Incentive compensation	4,184	3,415
Marketing	1,968	1,015
Professional fees	2,528	878
Sales tax	2,048	1,684
Payroll costs	1,910	1,195
Other	4,966	4,405
	$26,683	$20,738

Schedule of Product Warranty Liability
Accrued Warranties
The activity in the warranty reserve account was as follows:

	At December 31,
	2011	2010	2009
	(In thousands)
Liability, beginning of period	$6,217	$6,223	$6,219
Provision for warranties	3,914	2,647	2,800
Warranty claims	(3,919)	(2,653)	(2,796)
Liability, end of period	$6,212	$6,217	$6,223
The activity in the warranty reserve account was as follows:

Six Months Ended
June 24, 2012
(In thousands)
Liability, beginning of period	$6,212
Provision for warranties	1,589
Warranty claims	(1,322)
Liability, end of period	$6,479

Credit Facilities (Tables)	6 Months Ended
Jun. 24, 2012
Line of Credit Facility [Abstract]
Schedule of Long-term Debt
Long-term debt at December 31 consisted of the following:

	At December 31,
	2011	2010
	(In thousands)
Term Loan
Wells Fargo Agreement: Payable in escalating quarterly payments commencing December 31, 2010, including interest at a LIBOR rate (0.58% and 0.31% at December 31, 2011 and 2010, respectively) plus 1.75% and 2.50% at December 31, 2011 and 2010, respectively, due on December 31, 2014.	$64,000	$76,000
	64,000	76,000
Less amount due within one year	12,000	12,000
	$52,000	$64,000

Schedule of Maturities of Term Loan Payable	As of December 31, 2011, annual maturities of the term loan payable were as follows:

Year Ending December 31,
(In thousands)
2012	$12,000
2013	16,000
2014	36,000
$64,000

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 24, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under all noncancellable operating leases with initial or remaining terms in excess of one year as of December 31, 2011 were as follows:

At December 31, 2011
(In thousands)
2012	$18,988
2013	18,981
2014	16,122
2015	13,943
2016	11,379
Thereafter	34,598
$114,011

Income Taxes Income Taxes (Tables)	6 Months Ended
Jun. 24, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of United States and foreign income from operations before income taxes were as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
United States	$37,710	$15,064	$(11,649)
Foreign	(1,764)	(583)	(1,401)
Total income before income taxes	$35,946	$14,481	$(13,050)

Schedule of Components of Income Tax Expense
The provision for income taxes is as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Current provision
Federal	$17,620	$11,796	$3,257
State	2,820	2,476	749
Foreign	729	105	105
Total current provision	21,169	14,377	4,111
Deferred
Federal	2,754	—	(991)
State	(4,433)	—	(142)
Foreign	(136)	—	—
Total deferred provision	(1,815)	—	(1,133)
Total provision for income taxes	$19,354	$14,377	$2,978

Schedule of Effective Income Tax Rate Reconciliation
The differences between income taxes based on the statutory U.S. federal income tax rate of 35% and the Company’s effective income tax rate are provided in the following reconciliation:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Statutory federal income tax	$12,580	$5,069	$(4,567)
Dividend expense on mandatorily redeemable preferred stock and preferred equity interests	8,000	7,272	6,612
State and local net of federal benefit	(1,049)	1,629	382
Other	(177)	407	551
Total provision for income taxes	$19,354	$14,377	$2,978

Schedule of Deferred Tax Assets and Liabilities
The major components of deferred income taxes were as follows:

	At December 31,
	2011	2010
	(In thousands)
Deferred tax assets
Net operating loss—foreign	$2,843	$596
Warranty reserves	2,341	2,487
Rent expense	1,781	1,433
Other comprehensive income	631	—
Inventory reserves	400	496
Other	284	362
Depreciation	292	1,708
Accrued expense	228	158
Allowance for doubtful accounts	193	148
Valuation allowance	(2,843)	(596)
Total deferred tax assets, net	6,150	6,792
Deferred tax liabilities
Intangibles	(49,463)	(52,597)
Depreciation	(46)	—
Total deferred tax liabilities, net	(49,509)	(52,597)
Total deferred tax balance	$(43,359)	$(45,805)
Amounts included in the consolidated balance sheet:
Deferred tax assets, current	$2,218	$2,820
Deferred tax asset, noncurrent	2,046	550
Deferred tax liabilities	(47,623)	(49,175)
Total	$(43,359)	$(45,805)

Summary of Income Tax Contingencies
The following table indicates the changes to the Company’s uncertain tax positions for the period and years ended December 31, 2011 and 2010.

	For the Years Ended December 31,
	2011	2010
	(In thousands)
Balance, beginning of year	$214	$180
Additions based on tax positions related to the current year	187	34
Additions based on tax positions related to prior years	291	—
Settlements	(34)	—
Balance, end of year	$658	$214

Earnings Per Share (Tables)	6 Months Ended
Jun. 24, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table summarizes the calculation of basic and diluted earnings per common share for the years ended December 31, 2011, 2010 and 2009.

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Numerator:
Net income (loss)	$16,592	$104	$(16,028)
Denominator:
Basic and diluted weighted average common shares outstanding	52,536,224	52,536,224	33,256,365
Basic and diluted earnings (loss) per common share	$0.32	$—	$(0.48)
The following table summarizes the calculation of basic and diluted earnings per common share for the three and six months ended June 24, 2012 and June 26, 2011:

	Three Months Ended		Six Months Ended
	June 24, 2012	June 26, 2011	June 24, 2012	June 26, 2011
	(In thousands, except share and per share data)		(In thousands, except share and per share data)
Basic earnings per common share:
Numerator:
Net income	$6,485	$2,300	$9,382	$2,217
Denominator:
Basic weighted average common shares outstanding	63,838,736	52,536,224	58,380,136	52,536,224
Basic earnings per common share	$0.10	$0.04	$0.16	$0.04

Diluted earnings per common share:
Numerator:
Net income	$6,485	$2,300	$9,382	$2,217
Denominator:
Number of shares used in basic calculation	63,838,736	52,536,224	58,380,136	52,536,224
Weighted average dilutive effect of employee stock options	89	—	46	—
Diluted weighted average common shares outstanding	63,838,825	52,536,224	58,380,182	52,536,224
Diluted earnings per common share	$0.10	$0.04	$0.16	$0.04

Segment Information (Tables)	6 Months Ended
Jun. 24, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The tables below present information for net sales, operating income and depreciation and amortization by segment for the years ended December 31, 2011, 2010 and 2009:

	Direct-to- Consumer North America	Direct-to- Consumer International	Indirect-to- Consumer North America	Indirect-to- Consumer International	Unallocated Amounts	Consolidated Totals
	(In thousands)
Year ended December 31, 2011
Net sales	$143,809	$16,198	$79,036	$90,925	$—	$329,968
Operating income	$44,650	$973	$29,195	$26,037	$(40,422)	$60,433
Depreciation and amortization	$5,318	$1,154	$518	$1,890	$1,209	$10,089
Year Ended December 31, 2010
Net sales	$106,942	$13,102	$62,866	$69,893	$—	$252,803
Operating income	$27,610	$613	$23,576	$21,874	$(33,047)	$40,626
Depreciation and amortization	$5,323	$1,232	$398	$1,645	$1,190	$9,788
Year Ended December 31, 2009
Net sales	$82,399	$13,440	$49,607	$51,130	$—	$196,576
Operating income	$11,489	$(699)	$15,808	$15,090	$(25,583)	$16,105
Depreciation and amortization	$5,697	$1,233	$456	$1,518	$1,097	$10,001
The table below presents information for net sales, operating income and depreciation and amortization by segment for the three and six months ended June 24, 2012 and June 26, 2011:

	Direct-to- Consumer North America	Direct-to- Consumer International	Indirect-to- Consumer North America	Indirect-to- Consumer International	Non-Allocated Corporate Expenses	Consolidated Totals
	(In thousands)
Three Months Ended June 24, 2012
Net sales	$41,914	$3,896	$23,639	$26,374	$—	$95,823
Operating income (loss)	$13,556	$(107)	$8,626	$8,230	$(18,271)	$12,034
Depreciation and amortization	$1,442	$190	$212	$523	$320	$2,687
Three Months Ended June 26, 2011
Net sales	$33,957	$3,862	$19,166	$21,691	$—	$78,676
Operating income (loss)	$10,145	$276	$6,311	$6,349	$(9,497)	$13,584
Depreciation and amortization	$1,345	$292	$121	$468	$300	$2,526

	Direct-to- Consumer North America	Direct-to- Consumer International	Indirect-to- Consumer North America	Indirect-to- Consumer International	Non-Allocated Corporate Expenses	Consolidated Totals
	(In thousands)
Six Months Ended June 24, 2012
Net sales	$76,302	$7,125	$40,695	$51,722	$—	$175,844
Operating income (loss)	$22,811	$(397)	$15,118	$16,324	$(28,546)	$25,310
Depreciation and amortization	$2,784	$419	$381	$1,076	$636	$5,296
Six Months Ended June 26, 2011
Net sales	$60,083	$7,245	$35,899	$41,366	$—	$144,593
Operating income (loss)	$16,590	$396	$12,362	$12,292	$(18,673)	$22,967
Depreciation and amortization	$2,644	$606	$232	$903	$599	$4,984

Schedule of Revenue and Long-Lived Assets, by Geographical Areas
Geographic Area Information
Net sales by major geographic region is based on the location of the customer. Net sales by geographic region for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
United States	$222,281	$170,126	$132,224
China	15,869	12,254	9,741
Other International(1)	91,818	70,423	54,611
Total	$329,968	$252,803	$196,576

(1)	Other International consists of numerous countries, none of which represents more than 5% of net sales for any year presented.
Property, plant and equipment, net by country of domicile as of December 31, 2011 and 2010 were as follows:

	For the Years Ended December 31,
	2011	2010
	(In thousands)
United States	$28,106	$22,724
China	1,990	1,851
Germany	1,838	1,703
Other International(2)	4,566	5,027
Total	$36,500	$31,305

(2)	Other International consists of numerous countries, none of which represents more than 5% of property, plant and equipment, net, for any year presented.

Stock Compensation Plans and Awards (Tables)	6 Months Ended
Jun. 24, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The following table presents the weighted-average assumptions used to estimate the fair value of the options granted during the periods presented:

June 24, 2012
Weighted- average volatility	45.90%
Expected dividend yield	—%
Expected term (in years)	6
Risk-free rate	1.14%

Schedule of Compensation Cost for Share-based Payment Arrangements, Income tax benefits related to stock compensation
The following table shows the total compensation cost charged against income for stock compensation plans and the related tax benefits recognized in the income statement for the periods indicated:

	Three Months Ended		Six Months Ended
	June 24, 2012	June 26, 2011	June 24, 2012	June 26, 2011
	(In thousands)		(In thousands)
Stock compensation expense	$12	$—	$12	$—
Income tax benefit related to stock compensation	$4	$—	$5	$—

Schedule of Share-based Compensation, Stock Options, Activity
A summary of option activity under the 2012 Plan as of June 24, 2012 and changes during the six months then ended is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding - December 31, 2011	—	—
Granted	12,466	$18.00
Exercised	—	—
Canceled or expired	—	—
Outstanding - June 24, 2012	12,466	$18.00	5.82	$—
Options vested and expected to vest as of June 24, 2012	12,466	$18.00	5.82	$—
Options vested and exercisable as of June 24, 2012	—	—		$—

Schedule of Nonvested Share Activity
A summary of the status of nonvested shares as of June 24, 2012 and changes during the six months then ended is presented below:

	Number of Shares	Weighted-Average Grant-Date Fair Value
Nonvested - December 31, 2011	—	$—
Granted	12,466	$8.02
Vested	—	$—
Forfeited	—	$—
Nonvested - June 24, 2012	12,466	$8.02

ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	6 Months Ended
Jun. 24, 2012
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table illustrates the changes in the components of accumulated other comprehensive loss for the years ended December 31, 2011, 2010 and 2009:

	Interest Rate Swap	Foreign Currency Translation	Total
	(In thousands)
December 31, 2009	(771)	(882)	(1,653)
Change	771	(290)	481
December 31, 2010	—	(1,172)	(1,172)
Change	—	187	187
December 31, 2011	$—	$(985)	$(985)

Basis of Presentation and Organization (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012 Logistics_Facilities Countries DistributionPoints	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of points of distribution worldwide	1,600
Number of countries in which entity operates	70
Number of logistics facilities	3
Total cash and cash equivalents in U.S. bank accounts over the FDIC limit	$ 5,015	$ 5,032	$ 408
Total cash and cash equivalents in international bank accounts	$ 4,423	$ 2,571	$ 4,348

Basis of Presentation and Organization (IPO)(Details) (USD $)	0 Months Ended		6 Months Ended				1 Months Ended
	Apr. 19, 2012	Apr. 04, 2012	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Apr. 29, 2012 IPO [Member]	Apr. 29, 2012 Underwriters [Member]	Apr. 29, 2012 CEO [Member]	Apr. 29, 2012 Common Stock [Member]
IPO [Line Items]
Issuance of common stock, shares							15,608,221
Shares of common stock sold by the selling stockholders							5,988,624	2,816,980
Initial public offering price, per share							$ 18
Proceeds from issuance of common stock, net of underwriters’ discounts and commissions			$ 264,091,000	$ 0			$ 264,100,000
Shares of its common stock repurchased from 'Doughty Hanson”										277,778
Stock split, conversion ratio	1.037857	101.200929
Common stock, shares authorized			350,000,000		52,536,252	52,536,252
Preferred stock, shares authorized			75,000,000
Special cash bonus paid to its CEO in connection with IPO									$ 5,511,693

Summary of Significant Account Policies Narrative (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 24, 2012 segment	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Number of reportable segments	4
Total cash and cash equivalents in U.S. bank accounts over the FDIC limit	$ 5,015		$ 5,032	$ 408
Total cash and cash equivalents in international bank accounts	4,423		2,571	4,348
Deferred finance costs			920	1,411
Amortization of deferred financing costs	136	417	491	691	642
Advertising expense			6,127	2,445	1,950
Cooperative advertising expense			$ 2,078	$ 1,177	$ 940
Tumi-Japan Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage of JV	50.00%		50.00%
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Accounts receivable, invoice due date	30 days
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Accounts receivable, invoice due date	90 days

Allowance for Doubtful Accounts Rollforward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance, beginning of year	$ (370)	$ (325)	$ (606)
Provision charged to expense	(107)	(103)	(27)
Amounts written off	20	73	317
Recoveries of bad debt	(5)	(15)	(9)
Balance, end of year	$ (462)	$ (370)	$ (325)

Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance as of January 1, 2012			$ 18,717	$ 1,691	$ 1,691
Balance as of January 1, 2012, Shares			52,536,252	52,536,252	52,536,252
Net income	6,485	2,300	9,382	2,217	16,592	104	(16,028)
Issuance of common stock, net of underwriters’ discounts and commissions			264,091
Offering costs—other			(4,248)
Stock compensation			12
Repurchase of common stock			(4,700)		(174)	(174)
Foreign currency translation adjustment, net of tax			374
Balance as of June 24, 2012	283,628		283,628		18,717	1,691
Balance as of January 1, 2012, Shares	68,144,473		68,144,473		52,536,252	52,536,252
Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance as of January 1, 2012			525
Balance as of January 1, 2012, Shares			52,536,252
Issuance of common stock, net of underwriters’ discounts and commissions			156				525
Issuance of common stock, net of underwriters’ discounts and commissions, Shares			15,608,221				52,516,033
Balance as of June 24, 2012	681		681
Balance as of January 1, 2012, Shares	68,144,473		68,144,473
Additional Paid-in Capital [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance as of January 1, 2012			48,968
Issuance of common stock, net of underwriters’ discounts and commissions			263,935				9,475
Offering costs—other			(4,248)
Stock compensation			12
Balance as of June 24, 2012	308,667		308,667
Treasury Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance as of January 1, 2012			(174)
Repurchase of common stock			(4,700)
Balance as of June 24, 2012	(4,874)		(4,874)
Accumulated Deficit [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance as of January 1, 2012			(29,617)
Net income			9,382		16,592	104	(16,028)
Balance as of June 24, 2012	(20,235)		(20,235)		(29,617)
Accumulated Other Comprehensive Income (Loss) [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance as of January 1, 2012			(985)
Foreign currency translation adjustment, net of tax			374
Balance as of June 24, 2012	$ (611)		$ (611)

Stockholders' Equity Narratives (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 19, 2012	Apr. 04, 2012	May 14, 2009	Mar. 31, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
IPO [Line Items]
Common stock, shares authorized					350,000,000		52,536,252	52,536,252
Common stock, par value					$ 0.01		$ 0.01	$ 0.01
Common stock, shares outstanding					67,866,667		52,536,224	52,536,224
Shares of common stock in treasury					277,806
Stock split, conversion ratio	1.037857	101
Perecentage of ownership and voting control represented by common stock							100.00%
Shares issued for cash			1,000,000,000
Equity issuance, per share amount			$ 0.01
Value of shares issued for cash			$ 10,000
Payments of long-term debt			5,000		4,000	3,000	12,000	12,000	17,000
Proceeds from issuance of stock for cash held for general corporate purposes			5,000
Reverse stock split, conversion ratio				2,000
Treasury stock outstanding							28	28
Treasury shares value acquired at cost					4,700		174	174
Additional Paid-in Capital [Member] | Retrospective Reclassification [Member]
IPO [Line Items]
Amount retrospectively reclassified from additional paid-in capital to common stock as of December 31, 2011							520
Additional Paid-in Capital [Member] | Initial Public Offering Prospectus [Member]
IPO [Line Items]
Amount retrospectively reclassified from additional paid-in capital to common stock as of December 31, 2011					$ 501

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Raw materials	$ 281	$ 242	$ 380
Finished goods	71,147	60,214	51,489
Total inventories	$ 71,428	$ 60,456	$ 51,869

Property, Plant and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 110,485		$ 110,485		$ 103,462	$ 89,822
Less accumulated depreciation and amortization	(70,767)		(70,767)		(66,962)	(58,517)
Property, plant and equipment, net	39,718		39,718		36,500	31,305
Depreciation and amortization expense on property, plant and equipment	2,618	2,449	5,159	4,848	9,815	9,515	9,728
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	485		485		485	485
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,429		3,429		3,429	3,410
Property, plant and equipment useful life			25 years		25 years
Leasehold and store enhancements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	66,219		66,219		62,079	54,957
Furniture, computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	15,330		15,330		14,185	13,069
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,128		2,128		2,128	1,100
Property, plant and equipment useful life			5 years		5 years
Fixtures, dies and autos [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	19,245		19,245		17,603	15,107
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,649		$ 3,649		$ 3,553	$ 1,694
Minimum [Member] | Leasehold and store enhancements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			5 years		5 years
Minimum [Member] | Furniture, computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			3 years		3 years
Minimum [Member] | Fixtures, dies and autos [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			3 years		3 years
Maximum [Member] | Leasehold and store enhancements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			10 years		10 years
Maximum [Member] | Furniture, computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			5 years		5 years
Maximum [Member] | Fixtures, dies and autos [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			5 years		5 years

Joint Venture Investment (Details) (USD $)	12 Months Ended				3 Months Ended		6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 24, 2012	Jun. 24, 2012 Itochu [Member]	Jun. 26, 2011 Itochu [Member]	Jun. 24, 2012 Itochu [Member]	Jun. 26, 2011 Itochu [Member]	Jun. 24, 2012 Tumi-Japan Joint Venture [Member]	Dec. 31, 2011 Tumi-Japan Joint Venture [Member]	Jun. 30, 2003 Tumi-Japan Joint Venture [Member]	Jun. 24, 2012 Additional Ownership Percentage at Year Ten [Member] Tumi-Japan Joint Venture [Member]
Related Party Transaction [Line Items]
Parent contribution	$ 2,122,000	$ 1,535,000		$ 2,793,000							$ 213,000
Ownership percentage of JV									50.00%	50.00%		66.00%
Undistributed earnings from JV										535,000
Sales to Itochu	10,404,000	8,624,000	6,428,000		2,193,000	2,058,000	4,910,000	4,501,000
AR due from Itochu	$ 1,824,000	$ 936,000			$ 1,483,000		$ 1,483,000

Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			12 Months Ended
	Jun. 24, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Customer relationships [Member]	Dec. 31, 2010 Customer relationships [Member]	Dec. 31, 2009 Customer relationships [Member]	Dec. 31, 2011 Lease value [Member]	Dec. 31, 2010 Lease value [Member]	Dec. 31, 2009 Lease value [Member]	Dec. 31, 2011 Lease value [Member] Minimum [Member]	Dec. 31, 2011 Lease value [Member] Maximum [Member]	Dec. 31, 2011 Brand/trade name [Member]	Dec. 31, 2010 Brand/trade name [Member]
Goodwill [Line Items]
Goodwill	$ 142,773	$ 142,773	$ 142,773
Indefinite-Lived Intangible Assets (Excluding Goodwill)												130,400	130,400
Finite-Lived Intangible Assets, Gross		2,459	2,459	1,100	1,100		1,359	1,359
Less accumulated amortization		(1,640)	(1,367)
Finite-Lived Intangible Assets, Net		819	1,092	316			503
Intangible assets, net	131,082	131,219	131,492
Range of Lives (Years)				10 years						8 years	9 years
Amortization expense of intangible assets	$ 137			$ 110	$ 110	$ 110	$ 163	$ 163	$ 163

Expected Amortization Schedule (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
2012	$ 273
2013	273
2014	259
2015	14
Finite-Lived Intangible Assets, Net	819	1,092
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
2012	110
2013	110
2014	96
2015	0
Finite-Lived Intangible Assets, Net	316
Lease value [Member]
Finite-Lived Intangible Assets [Line Items]
2012	163
2013	163
2014	163
2015	14
Finite-Lived Intangible Assets, Net	$ 503

Goodwill by Business Segments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill	$ 142,773	$ 142,773	$ 142,773
Direct-to-Consumer North America [Member]
Goodwill [Line Items]
Goodwill		48,779
Direct-to-Consumer International [Member]
Goodwill [Line Items]
Goodwill		6,682
Indirect-to-Consumer North America [Member]
Goodwill [Line Items]
Goodwill		22,719
Indirect-to-consumer International [Member]
Goodwill [Line Items]
Goodwill		$ 64,593

Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Warranties Disclosures [Abstract]
Warranty		$ 6,212	$ 6,217
Fixed asset purchases		2,614	1,626
Severance		253	303
Incentive compensation		4,184	3,415
Marketing		1,968	1,015
Professional fees		2,528	878
Sales tax		2,048	1,684
Payroll costs		1,910	1,195
Other		4,966	4,405
Accrued Liabilities, Current	$ 23,499	$ 26,683	$ 20,738

Accrued Warranties (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Activity in Warranty Reserve Account [Roll Forward]
Liability, beginning of period	$ 6,212	$ 6,217	$ 6,223	$ 6,219
Provision for warranties	1,589	3,914	2,647	2,800
Warranty claims	(1,322)	(3,919)	(2,653)	(2,796)
Liability, end of period	$ 6,479	$ 6,212	$ 6,217	$ 6,223

Schedule of Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 04, 2012 Loans Payable [Member]	Dec. 31, 2011 Loans Payable [Member] Wells Fargo Agreement [Member]	Dec. 31, 2010 Loans Payable [Member] Wells Fargo Agreement [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 64,000	$ 76,000	$ 60,000	$ 64,000	$ 76,000
Less amount due within one year	0	12,000	12,000
Long-term debt, noncurrent	$ 0	$ 52,000	$ 64,000

Schedule of Maturities of Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Line of Credit Facility [Abstract]
2012	$ 12,000
2013	16,000
2014	36,000
Long-term Debt	$ 64,000	$ 76,000

Credit Facility (Details) (USD $)	Jun. 24, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 04, 2012 Loans Payable [Member]	Apr. 04, 2012 Revolving Credit Facility [Member]	Mar. 31, 2009 RBS [Member] Revolving Credit Facility [Member]	Dec. 31, 2010 RBS [Member] Revolving Credit Facility [Member]	Dec. 31, 2009 RBS [Member] Revolving Credit Facility [Member]	Mar. 01, 2007 RBS [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 Wells Fargo [Member] Revolving Credit Facility [Member]	Dec. 31, 2010 Wells Fargo [Member] Revolving Credit Facility [Member]	Jun. 24, 2012 Wells Fargo [Member] Revolving Credit Facility [Member]	Oct. 29, 2010 Wells Fargo [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 Wells Fargo [Member] Letter of Credit [Member]	Apr. 04, 2012 LIBOR Rate [Member] Revolving Credit Facility [Member]	Dec. 31, 2009 LIBOR Rate [Member] RBS [Member] Revolving Credit Facility [Member]	Jun. 24, 2012 LIBOR Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 LIBOR Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Dec. 31, 2010 LIBOR Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Apr. 04, 2012 Prime Rate [Member] Revolving Credit Facility [Member]	Jun. 24, 2012 Federal Funds Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Apr. 04, 2012 Federal Funds Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Jun. 24, 2012 Minimum [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Jun. 24, 2012 Minimum [Member] LIBOR Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Jun. 24, 2012 Minimum [Member] Greater of Wells Fargo’s Prime Rate and the Federal Funds Rate Plus Half Percent [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Jun. 24, 2012 Maximum [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Jun. 24, 2012 Maximum [Member] LIBOR Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Jun. 24, 2012 Maximum [Member] Greater of Wells Fargo’s Prime Rate and the Federal Funds Rate Plus Half Percent [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Mar. 01, 2007 Term Loan under RBS Agreement [Member] Term Notes [Member]	Oct. 29, 2010 Term Loan under Wells Fargo Agreement [Member] Term Notes [Member]
Line of Credit Facility [Line Items]
Amount outstanding		$ 64,000,000	$ 76,000,000	$ 60,000,000
Maximum Borrowing Capacity					10,000,000				10,000,000			70,000,000	10,000,000
Letters of Credit Outstanding					250,000							250,000
Basis Spread on Variable Rate															1.75%	4.50%	1.00%	1.75%	2.50%	0.75%	0.50%	0.50%		1.00%	0.00%		1.25%	0.25%
Commitment Fee Percentage of Unused Capacity																							0.15%			0.20%
Amount Outstanding Under Senior Secured Revolving Credit Facility	58,000,000	0								0		58,000,000		250,000
LIBOR At End of Period																	0.25%	0.58%	0.33%
Unused portion										9,750,000	10,000,000	11,750,000
Minimum ratio of consolidated adjusted EBITDA to consolidated cash interest expense (as such terms are defined in the Amended Credit Facility)																										4
Maximum ratio of consolidated total debt to consolidated adjusted EBITDA																							2.25
Term loan amount																													120,000,000	77,500,000
Required equity contribution						10,000,000
Repayments						5,000,000
Commitment fee percentage								0.50%		0.38%	0.50%
Commitment fee amount							$ 29,000	$ 3,000		$ 45,000	$ 9,000

Operating Lease Minimum Future Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
2012	$ 18,988
2013	18,981
2014	16,122
2015	13,943
2016	11,379
Thereafter	34,598
Total	$ 114,011

Commitments And Contingencies Narrative (Details) (USD $)	3 Months Ended	12 Months Ended			1 Months Ended
	Jun. 24, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 29, 2012 CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Operating leases rent expense		$ 18,935,000	$ 16,167,000	$ 15,880,000
CEO Bonus Arrangement condition, minimum enterprise value	600,000,000
Special cash bonus paid to its CEO in connection with IPO					$ 5,511,693

Income before Income Tax by Domestic and Foreign (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
United States					$ 37,710	$ 15,064	$ (11,649)
Foreign					(1,764)	(583)	(1,401)
Total income before income taxes	$ 9,856	$ 7,319	$ 16,754	$ 10,614	$ 35,946	$ 14,481	$ (13,050)

Income Tax Provision (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current provision
Federal	$ 17,620	$ 11,796	$ 3,257
State	2,820	2,476	749
Foreign	729	105	105
Total current provision	21,169	14,377	4,111
Deferred
Federal	2,754	0	(991)
State	(4,433)	0	(142)
Foreign	(136)	0	0
Total deferred provision	(1,815)	0	(1,133)
Total provision for income taxes	$ 19,354	$ 14,377	$ 2,978

Effective Income Tax Rate Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Statutory federal income tax	$ 12,580	$ 5,069	$ (4,567)
Dividend expense on mandatorily redeemable preferred stock and preferred equity interests	8,000	7,272	6,612
State and local net of federal benefit	(1,049)	1,629	382
Other	(177)	407	551
Total provision for income taxes	$ 19,354	$ 14,377	$ 2,978

Income Taxes Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Net operating loss—foreign	$ 2,843	$ 596
Warranty reserves	2,341	2,487
Rent expense	1,781	1,433
Other comprehensive income	631	0
Inventory reserves	400	496
Other	284	362
Depreciation	292	1,708
Accrued expense	228	158
Allowance for doubtful accounts	193	148
Valuation allowance	(2,843)	(596)
Total deferred tax assets, net	6,150	6,792
Deferred tax liabilities
Intangibles	(49,463)	(52,597)
Depreciation	(46)	0
Total deferred tax liabilities, net	(49,509)	(52,597)
Deferred tax assets, current	2,218	2,820
Deferred tax asset, noncurrent	2,046	550
Deferred tax liabilities	(47,623)	(49,175)
Total deferred tax balance	$ (43,359)	$ (45,805)

Uncertain Tax Positions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	$ 214	$ 180
Additions based on tax positions related to the current year	187	34
Additions based on tax positions related to prior years	291	0
Settlements	(34)	0
Balance, end of year	$ 658	$ 214

Income Taxes Narrative (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2004
Operating Loss Carryforwards [Line Items]
Deferred taxes recognized from intangible asset from purchase price valuation adjustment					$ 49,273,000	$ 52,331,000
Intangible assets purchase price valuation adjustment								131,500,000
Other comprehensive income					631,000	0
Net operating loss—foreign					2,843,000	596,000
Income tax penalties and interest accrued					174,000	133,000
Unrecognized tax benefits including interest and penalties					832,000	347,000
Unrecognized tax benefits					658,000	214,000	180,000
Unrecognized tax benefits that would impact effective tax rate					605,000	214,000
Consolidated effective tax rate in respect of continuing operations	34.20%	68.60%	44.00%	79.10%
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					9,884,000	6,558,000
Minimum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Time period tax fIlings remain open for examination					3 years
Minimum [Member] | Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Time period tax fIlings remain open for examination					4 years
Maximum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Time period tax fIlings remain open for examination					4 years
Maximum [Member] | Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Time period tax fIlings remain open for examination					5 years
Income Taxes Payable [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits					53,000
Other Liabilities [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits					$ 605,000	$ 214,000

Mandatorily Redeemable Preferred Stock and Preferred Equity Interest (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Accumulated Preferred Dividends			$ 123,929,000	$ 101,072,000
Repurchase of Redeemable Preferred Stock and Preferred Equity Interests	259,321,000	0
Accumulated preferred dividends (in dollars per share)			$ 971.99	$ 792.72
Preferred stock, shares authorized	75,000,000
Preferred stock, par value	$ 0.01
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Preferred Stock Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Shares Authorized			77,500	77,500
Par Value			$ 0.01	$ 0.01
Shares Issued			77,500	77,500
Shares Outstanding			77,500	77,500
Value Outstanding			77,500,000	77,500,000
Dividend Rate			10.00%
Accumulated Preferred Dividends	80,127,000
Repurchase of Redeemable Preferred Stock and Preferred Equity Interests	157,627,000
Liquidation preference per share			$ 1,971.99	$ 1,792.72
Carrying value per share			$ 1,971.99	$ 1,792.72
Redemption value per share			$ 1,971.99	$ 1,792.72
Preferred Equity Interest units [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Shares Issued			50,000
Shares Outstanding			50,000
Value Outstanding			50,000,000
Dividend Rate			10.00%
Accumulated Preferred Dividends	51,694,000
Repurchase of Redeemable Preferred Stock and Preferred Equity Interests	$ 101,694,000
Preferred Class B [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred stock, shares authorized			51,721	51,721
Preferred stock, par value			$ 0.01	$ 0.01
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Net income	$ 6,485	$ 2,300	$ 9,382	$ 2,217	$ 16,592	$ 104	$ (16,028)
Denominator:
Basic and diluted weighted average common shares outstanding					52,536,224	52,536,224	33,256,365
Basic and diluted earnings (loss) per common share					$ 0.32	$ 0	$ (0.48)
Basic weighted average common shares outstanding	63,838,736	52,536,224	58,380,136	52,536,224
Basic earnings per common share	$ 0.1	$ 0.04	$ 0.16	$ 0.04
Numerator:
Net income	6,485	2,300	9,382	2,217	16,592	104	(16,028)
Denominator:
Basic weighted average common shares outstanding	63,838,736	52,536,224	58,380,136	52,536,224
Weighted average dilutive effect of employee stock options	89	0	46	0
Diluted weighted average common shares outstanding	63,838,825	52,536,224	58,380,182	52,536,224
Diluted earnings per common share	$ 0.1	$ 0.04	$ 0.16	$ 0.04
Numerator:
Net income	$ 6,485	$ 2,300	$ 9,382	$ 2,217	$ 16,592	$ 104	$ (16,028)
Denominator:
Basic and diluted weighted average common shares outstanding					52,536,224	52,536,224	33,256,365
Basic and diluted earnings (loss) per common share					$ 0.32	$ 0	$ (0.48)
Basic weighted average common shares outstanding	63,838,736	52,536,224	58,380,136	52,536,224
Basic earnings per common share	$ 0.1	$ 0.04	$ 0.16	$ 0.04

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net sales	$ 95,823	$ 78,676	$ 175,844	$ 144,593	$ 329,968	$ 252,803	$ 196,576
Operating income (loss)	12,034	13,584	25,310	22,967	60,433	40,626	16,105
Depreciation and amortization	2,687	2,526	5,296	4,984	10,089	9,788	10,001
Direct-to-Consumer North America [Member]
Segment Reporting Information [Line Items]
Net sales	41,914	33,957	76,302	60,083	143,809	106,942	82,399
Operating income (loss)	13,556	10,145	22,811	16,590	44,650	27,610	11,489
Depreciation and amortization	1,442	1,345	2,784	2,644	5,318	5,323	5,697
Direct-to-Consumer International [Member]
Segment Reporting Information [Line Items]
Net sales	3,896	3,862	7,125	7,245	16,198	13,102	13,440
Operating income (loss)	(107)	276	(397)	396	973	613	(699)
Depreciation and amortization	190	292	419	606	1,154	1,232	1,233
Indirect-to-Consumer North America [Member]
Segment Reporting Information [Line Items]
Net sales	23,639	19,166	40,695	35,899	79,036	62,866	49,607
Operating income (loss)	8,626	6,311	15,118	12,362	29,195	23,576	15,808
Depreciation and amortization	212	121	381	232	518	398	456
Indirect-to-consumer International [Member]
Segment Reporting Information [Line Items]
Net sales	26,374	21,691	51,722	41,366	90,925	69,893	51,130
Operating income (loss)	8,230	6,349	16,324	12,292	26,037	21,874	15,090
Depreciation and amortization	523	468	1,076	903	1,890	1,645	1,518
Unallocated Amounts [Member]
Segment Reporting Information [Line Items]
Net sales	0	0	0	0	0	0	0
Operating income (loss)	(18,271)	(9,497)	(28,546)	(18,673)	(40,422)	(33,047)	(25,583)
Depreciation and amortization	$ 320	$ 300	$ 636	$ 599	$ 1,209	$ 1,190	$ 1,097

Revenue by Geographical Location (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 95,823	$ 78,676	$ 175,844	$ 144,593	$ 329,968		$ 252,803		$ 196,576
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales					222,281		170,126		132,224
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales					15,869		12,254		9,741
Other International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales					$ 91,818	[1]	$ 70,423	[1]	$ 54,611	[1]
Maximum [Member] | Other International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of net sales by geographical location					5.00%		5.00%		5.00%
Percentage of property, plant and equipment, net by geographical location					5.00%		5.00%

[1]	Other International consists of numerous countries, none of which represents more than 5% of net sales for any year presented.

Property, Plant and Equipment by Geographical Location (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 31, 2011		Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 39,718	$ 36,500		$ 31,305
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		28,106		22,724
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		1,990		1,851
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		1,838		1,703
Other International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		$ 4,566	[1]	$ 5,027	[1]

[1]	Other International consists of numerous countries, none of which represents more than 5% of property, plant and equipment, net, for any year presented.

Concentration of Risk (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Five Largest Suppliers [Member] | Accounts Payable [Member] | Supplier Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			47.20%		50.10%	46.20%
Five Largest Suppliers [Member] | Total Product Purchases [Member] | Supplier Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	64.20%	83.60%	70.90%	76.00%	70.00%	72.90%	75.40%
Five Largest Customers [Member] | Accounts Receivable [Member] | Credit Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			18.30%		18.60%	12.60%
Five Largest Customers [Member] | Sales Revenue, Goods, Net [Member] | Credit Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%	13.30%	11.30%	12.40%	11.30%	10.00%	9.50%

Stock Compensation Plans and Awards (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 12	$ 0	$ 12	$ 0
Income tax benefit related to stock compensation	$ 4	$ 0	$ 5	$ 0
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted- average volatility			45.90%
Expected dividend yield			0.00%
Expected term (in years)			6 years
Risk-free rate			1.14%
2012 Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Reserved in Connection with Awards Granted Under Stock Compensation Plan	6,786,667		6,786,667
2012 Long-Term Incentive Plan [Member] | Maximum [Member] | Stock Options and Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Term of Share-Based Award			10 years

Stock Compensation Plans and Awards (Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 24, 2012
Options Outstanding [Abstract]
Outstanding - Beginning Balance (shares)	0
Weighted Average Exercise Price - Beginning Balance (per share)	$ 0
Weighted Average Remaining Contractual Term - Beginning Balance	5 years 9 months 26 days
Granted (shares)	12,466
Weighted Average Exercise Price, Granted (per share)	$ 18
Exercised (shares)	0
Weighted Average Exercise Price, Exercised (per share)	$ 0
Canceled or Expired (shares)	0
Weighted Average Exercise Price, Canceled or Expired (per share)	$ 0
Outstanding - Ending Balance (shares)	12,466
Weighted Average Exercise Price - Ending Balance (per share)	$ 18
Weighted Average Remaining Contractual Term - Ending Balance	5 years 9 months 26 days
Aggregate Intrinsic Value - Ending Balance	$ 0
Options vested and expected to vest [Abstract]
Options Vested and Expected to Vest (shares)	12,466
Weighted Average Exercise Price, Options Vested and Expected to Vest (per share)	$ 18
Weighted Average Remaining Contractual Term, Options Vested and Expected to Vest	5 years 9 months 26 days
Aggregate Intrinsic Value, Options Vested and Expected to Vest	0
Options vested and exercisable [Abstract]
Options Vested and Exercisable (shares)	0
Weighted Average Exercise Price, Options Vested and Exercisable (per share)	$ 0
Aggregate Intrinsic Value, Options Exercisable	$ 0

Stock Compensation Plans and Awards (Status of Nonvested Shares) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 24, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, Beginning Balance (shares)	0
Granted (shares)	12,466
Vested (shares)	0
Forfeited (shares)	0
Nonvested, Ending Balance (shares)	12,466
Nonvested, Weighted Average Grant Date Fair Value - Beginning Balance (per share)	$ 0
Granted, Weighted Average Grant Date Fair Value (per share)	$ 8.02
Vested, Weighted Average Grant Date Fair Value (per share)	$ 0
Forfeitured, Weighted Average Grant Date Fair Value (per share)	$ 0
Nonvested, Weighted Average Grant Date Fair Value - Ending Balance (per share)	$ 8.02
Total Unrecognized Compensation Cost Related to Nonvested Stock Compensation	$ 87,778
Unrecognized Compensation Expenses, Weighted Average Recognition Period	1 year 9 months 26 days

EMPLOYEE BENEFIT PLAN (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Maximum annual contribution per employee, percent	60.00%
Maximum annual contribution per employee, amount	$ 16,500
Cost recognized		$ 661,000	$ 521,000	$ 63,000
Vesting period	5 years
One Hundred Percent Match [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer percentage of matching contribution	100.00%
Employer matching contribution	3.00%
Fifty Percent Match [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer percentage of matching contribution	50.00%
Employer matching contribution	2.00%

INTEREST RATE SWAP INSTRUMENTS (Details) (Interest Rate Swap [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Apr. 23, 2008	Apr. 20, 2007
Derivative [Line Items]
Notional amount of interest rate cash flow hedge derivatives		$ 25,000	$ 50,000
Cash flow hedge loss reclassified to interest expense	$ 771
LIBOR Rate [Member]
Derivative [Line Items]
Basis Spread on Variable Rate		3.10%	5.00%

ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity [Abstract]
Interest Rate Swap, beginning balance			$ 0	$ 0	$ 0	$ (771)
Interest Rate Swap, Change					0	771	0
Interest Rate Swap, ending balance					0	0	(771)
Foreign Currency Translation, beginning balance			(985)	(1,172)	(1,172)	(882)
Foreign Currency Translation, Change	(171)	(16)	374	865	187	(290)	490
Foreign Currency Translation, ending balance					(985)	(1,172)	(882)
Total, beginning balance			(985)	(1,172)	(1,172)	(1,653)
Total, Change					187	481
Total, ending balance	$ (611)		$ (611)		$ (985)	$ (1,172)	$ (1,653)

SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended		12 Months Ended										3 Months Ended			3 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended			0 Months Ended
	Apr. 19, 2012	Apr. 04, 2012	Dec. 31, 2010	Apr. 04, 2012 Revolving Credit Facility [Member]	Jun. 24, 2012 Revolving Credit Facility [Member] Wells Fargo [Member]	Oct. 29, 2010 Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 04, 2012 LIBOR Rate [Member] Revolving Credit Facility [Member]	Jun. 24, 2012 LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Dec. 31, 2011 LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Dec. 31, 2010 LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Jun. 24, 2012 Federal Funds Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 04, 2012 Federal Funds Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Jun. 24, 2012 Minimum [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Jun. 24, 2012 Minimum [Member] LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Jun. 24, 2012 Minimum [Member] Greater of Wells Fargo’s Prime Rate and the Federal Funds Rate Plus Half Percent [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Jun. 24, 2012 Maximum [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Jun. 24, 2012 Maximum [Member] LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Jun. 24, 2012 Maximum [Member] Greater of Wells Fargo’s Prime Rate and the Federal Funds Rate Plus Half Percent [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 19, 2012 Subsequent Event [Member]	Apr. 04, 2012 Subsequent Event [Member]	Dec. 31, 2011 Subsequent Event [Member]	Jun. 24, 2012 Subsequent Event [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 04, 2012 Subsequent Event [Member] Minimum [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 04, 2012 Subsequent Event [Member] Minimum [Member] LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 04, 2012 Subsequent Event [Member] Minimum [Member] Greater of Wells Fargo’s Prime Rate and the Federal Funds Rate Plus Half Percent [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 04, 2012 Subsequent Event [Member] Maximum [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 04, 2012 Subsequent Event [Member] Maximum [Member] LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 04, 2012 Subsequent Event [Member] Maximum [Member] Greater of Wells Fargo’s Prime Rate and the Federal Funds Rate Plus Half Percent [Member] Revolving Credit Facility [Member] Wells Fargo [Member]
Subsequent Event [Line Items]
Stock split, conversion ratio	1.037857	101.200929																	1.037857	101.200929
Adjustments to paid in capital for stock split			$ 501,000																		$ 520,000
Maximum Borrowing Capacity				$ 10,000,000	$ 70,000,000	$ 10,000,000																$ 70,000,000
Basis Spread on Variable Rate							1.75%	1.00%	1.75%	2.50%	0.50%	0.50%		1.00%	0.00%		1.25%	0.25%						1.00%	0.00%		1.25%	0.25%
Commitment Fee Percentage of Unused Capacity													0.15%			0.20%							0.15%			0.20%
Minimum ratio of consolidated adjusted EBITDA to consolidated cash interest expense (as such terms are defined in the Amended Credit Facility)																4										4
Maximum ratio of consolidated total debt to consolidated adjusted EBITDA													2.25										2.25